     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 1999


                                                       REGISTRATION NO. 33-96668
                                                                       811-09092
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                            ------------------------
                          REGISTRATION STATEMENT UNDER                       [X]
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 4                      [X]

                                     AND/OR

                          REGISTRATION STATEMENT UNDER                       [X]
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 6

                       (CHECK APPROPRIATE BOX OR BOXES.)
                            ------------------------

                           SOGEN VARIABLE FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            ------------------------

                          1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 278-5800
                            ------------------------
                              JEAN-MARIE EVEILLARD
                           SOGEN VARIABLE FUNDS, INC.
                          1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)

     [X]  On May 2, 1999 pursuant to paragraph (b)


     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  On (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  On (date) pursuant to paragraph (a)(2) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered SoGen Overseas Variable Fund -- Common
Stock
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS
----------------
                          SOGEN OVERSEAS VARIABLE FUND
                      ------------------------------------
                                  [SoGen LOGO]
                1221 AVENUE OF THE AMERICAS, NEW YORK, NY 10020
                                 (212) 278-5800
                            ------------------------

                    Societe Generale Asset Management Corp.
                               Investment Adviser
                        SG Cowen Securities Corporation
                                  Distributor
                            ------------------------

     SoGen Overseas Variable Fund's investment objective is long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.


     The Fund is a separate portfolio of SoGen Variable Funds, Inc., an open-end management investment company that offers its shares only to separate accounts of U.S. insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

                            ------------------------

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS
  PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                            ------------------------

                                   PROSPECTUS


                                  MAY 1, 1999

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Overview of the Fund........................................     5
Investment Objective, Principal Investment Strategies, and
  Related Risks.............................................     7
Management of the Company...................................    11
Distribution Arrangements...................................    11
How to Invest...............................................    13
Financial Highlights........................................    16


                            ------------------------

                      [This Page Left Blank Intentionally]

                                                    SOGEN OVERSEAS VARIABLE FUND

                              OVERVIEW OF THE FUND

INVESTMENT OBJECTIVE.


     SoGen Overseas Variable Fund (the "Fund"), a portfolio of SoGen Variable Funds, Inc. (the "Company"), seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies.


PRINCIPAL INVESTMENT STRATEGIES OF THE FUND.


     The Fund invests principally in foreign equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities, and may invest in securities traded in mature as well as emerging markets. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. While there are no limits on the Fund's geographic asset distribution, the Fund ordinarily invests in at least three countries outside the U.S. Under normal conditions, the Fund invests at least 75% of its total assets, taken at market value, in foreign securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND.

     You should note that an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A Word About Mutual Fund Risks

     Investment in any mutual fund has inherent risks. There can be no assurance that the investment objectives of a fund will be realized or that a fund's shares will not decline in value. Economic conditions change and stock markets are volatile. If the investment adviser to a fund judges market conditions incorrectly, the fund's portfolio may decline in value. You could lose money by investing in a mutual fund. You should consider your own risk tolerance, investment goals and investment timeline before committing any of your money to an investment in a mutual fund.

Investing in Foreign Securities


     Foreign securities involve certain inherent risks that are different from those of domestic securities, including political or economic instability of the issuer or the country of issue, changes in foreign currency and exchange rates, and the possibility of adverse changes in investment or exchange control regulations. Currency fluctuations will also affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. Many foreign stock markets are not as large or liquid

                                                    SOGEN OVERSEAS VARIABLE FUND

as in the United States; fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges; and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Foreign governments can also levy confiscatory taxes, expropriate assets and limit repatriations of assets. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies. These risks may be more pronounced with respect to investments in emerging markets.

PERFORMANCE HISTORY.


     The bar chart below shows the Fund's total return, together with the best and worst quarters since inception. None of the performance information listed below reflects the impact of insurance-related charges or expenses. Please refer to your subaccount's prospectus for information about those charges and performance data reflecting those charges and expenses. How the Fund has performed in the past is not necessarily an indication of how it will perform in the future.


                                  TOTAL RETURN
[PERFORMANCE BAR GRAPH]

'1998'                                                                           4.21
------                                                                           ----


Best Quarter:  9.36%  (Fourth Quarter 1998)


Worst Quarter:  (11.42%)  (Third Quarter 1998)



     The table below provides another indication of the relative performance and risks of the Fund by comparing the Fund's average annual total returns to that of the MSCI EAFE Index, a widely recognized unmanaged index of stock performance.


                                                             SINCE
                                                         COMMENCEMENT
                                                         OF OPERATIONS
                                                         (FEBRUARY 3,
                                                1 YEAR       1997)
                                                ------   -------------
Fund..........................................   4.21%        0.95%
MSCI EAFE Index...............................  20.00%       13.08%

                                                    SOGEN OVERSEAS VARIABLE FUND

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

INVESTMENT OBJECTIVE AND STRATEGIES.

     The Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

     The Fund's investment objective may be changed by the Board of Directors without shareholder approval. If there were such a change, each shareholder would need to consider whether the Fund would remain an appropriate investment in light of the shareholder's then current financial position and needs. Shareholders will be notified a minimum of sixty days before any change in investment objective.

     The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (Mexico and Indonesia, for example). A list of the mature and emerging markets in which the Fund may invest is included in the Statement of Additional Information under "Investment Policies, Techniques and Risks -- Foreign Securities." There are no limits on the Fund's geographic asset distribution, but the Fund ordinarily invests in at least three countries outside the United States.

     The equity securities in which the Fund may invest include common and preferred stocks, warrants or other similar rights, and convertible securities. The Fund may purchase foreign securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) or other securities representing underlying shares of foreign issuers. The Fund may also invest in any other type of security, including up to 20% of its total assets in debt securities. Such debt securities may include lower-rated securities, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. Under normal market conditions, the Fund invests at least 75% of its total assets, taken at market value, in foreign securities. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying instrument, such as a currency, commodity, or index.

                                                    SOGEN OVERSEAS VARIABLE FUND

IMPLEMENTATION OF INVESTMENT STRATEGIES AND RELATED RISKS.

     In addition to the investment strategies described above (and subject to certain restrictions described herein), the Fund may invest in some or all of the following securities and employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of these securities and investment techniques and their associated risks is contained in the Fund's Statement of Additional Information.

     Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objectives will be realized. SGAM Corp. will seek to minimize these risks through professional management and investment diversification. The value of shares of the Fund when sold may be higher or lower than when purchased. SGAM Corp. advises certain other investment companies with the same or similar investment objectives. The Fund, however, is separately managed and the investments made by the Fund will not necessarily be the same as those made on behalf of the other investment companies managed by SGAM Corp.

Foreign Securities.

     Under normal conditions, the Fund invests in a diversified portfolio of foreign securities. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International investing allows investors to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

     The greater risks involved in foreign investing should be understood and carefully considered. Investing in foreign securities and other positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (see "Currency Exchange Transactions" below), involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; changes in exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

                                                    SOGEN OVERSEAS VARIABLE FUND

     Investing in certain countries outside the United States entails political risk. There exists the possibility of restrictions on foreign investors, expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, or other adverse political or social developments that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

     The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders and investors. Enforcement of existing regulations has been extremely limited.

     The cost of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in the Fund is an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than the expenses of a typical domestic mutual fund.

     The Fund is subject to the following guidelines for diversification of foreign security investments. If the Fund has less than 20% of its assets in foreign issuers, then all of such investment may be in issuers located in one country. If the Fund has at least 20% but less than 40% of its assets in foreign issuers, then such investment must be allocated to issuers located in at least two different countries. Similarly, if the Fund has at least 40% but less than 60% of its assets in foreign issuers, such investment must be allocated to at least three different countries. Foreign investments must be allocated to at least four different countries if at least 60% of the Fund's assets are in foreign issuers, and to at least five different countries if at least 80% are invested in foreign issuers. For purposes of such allocations, a company will be considered located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. In addition, the Fund may have no more than 20% of its net assets invested in securities of issuers located in any one country, except that the Fund may have 35% of its net assets invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany. The Fund's investment in U.S. issuers is not subject to the foreign country diversification guidelines.

                                                    SOGEN OVERSEAS VARIABLE FUND

Currency Exchange Transactions.

     The Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker/dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Currency exchange transactions may involve currencies of the different countries in which the Fund may invest. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate potential profits from currency fluctuations that are otherwise in the Fund's favor.

Temporary Strategies; Cash Reserves.

     The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, SGAM Corp. may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. To the extent that the Fund does employ a defensive strategy, it may not achieve its investment objective.

     In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Year 2000.

     Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by SGAM Corp. or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." SGAM Corp. is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and is taking

                                                    SOGEN OVERSEAS VARIABLE FUND

steps to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

     The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

                           MANAGEMENT OF THE COMPANY

INVESTMENT ADVISER.

     The Company's investment portfolio is managed by SGAM Corp., 1221 Avenue of the Americas, New York, New York 10020. SGAM Corp. is a registered investment adviser which is indirectly owned by Societe Generale, one of France's largest banks. SGAM Corp. also serves as investment adviser to SoGen Funds, Inc., which is a registered open-end management investment company. Jean-Marie Eveillard, President and a director of the Company, is primarily responsible for the day-to-day management of the Company's investment portfolio. Mr. Eveillard has been a director and President or Executive Vice President of SGAM Corp. since 1990.


     SGAM Corp. furnishes investment advice to the Fund consistent with the Fund's stated investment objective and policies. SGAM Corp. also furnishes the Company with office space and certain facilities and services required for its business and pays any expenses of the officers of the Company. For these services and facilities, SGAM Corp. is paid by the Fund a monthly fee at the annual rate of 0.75% of the average daily net assets of the Fund during the Fund's most recently completed fiscal year. However, SGAM Corp. has agreed to waive its advisory fee and, if necessary, reimburse the Fund through April 30, 2000 to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average net assets. Accordingly, SGAM Corp. waived its fee in its entirety and voluntarily reimbursed the Fund for certain expenses during 1998.


                           DISTRIBUTION ARRANGEMENTS

     The Fund's shares are distributed through SG Cowen Securities Corporation ("SGCS"), 1221 Avenue of the Americas, New York, New York 10020. SGCS is a registered broker-dealer and an affiliate of Societe Generale.

                                                    SOGEN OVERSEAS VARIABLE FUND

     The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays SGCS a quarterly distribution related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to SGCS for remittance to an insurance company that is the issuer of a Variable Contract invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. SGCS bears distribution expenses to the extent they are not covered by payments under the Plan. Any distribution expenses incurred by SGCS in any fiscal year of the Fund, which are not reimbursed from payments under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year.

     Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may ultimately cost more than paying other types of sales charges.

     Expenses payable pursuant to this Plan may include, but are not necessarily limited to: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Variable Contract owners; (b) those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund and including materials intended for use within the insurance company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote the distribution of Fund shares; (d) obtaining information and providing explanations to Variable Contract owners regarding Fund investment objectives and policies and other information about the Fund, including its performance; (e) training sales personnel regarding the Fund; (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; (g) personal service and/or maintenance of Variable Contract accounts with respect to Fund shares attributable to such accounts; and (h) financing any other activity that the Fund's Board of Directors determines is primarily intended to result in the sale of shares.

     As agent, SGCS currently offers shares of the Fund continuously to the separate accounts of insurance companies in all states in which it is registered or where permitted by applicable law. SGCS accepts orders for shares at net asset value. SGCS has made no firm commitment to acquire shares of the Fund.

                                                    SOGEN OVERSEAS VARIABLE FUND

                                 HOW TO INVEST

NET ASSET VALUE.


     The price at which shares of the Fund are purchased or redeemed is equal to the net asset value per share of the Fund as determined on the effective day of a purchase or redemption. The Fund's net asset value per share is computed as of the close of trading on the New York Stock Exchange ("NYSE") on each day during which the NYSE is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Because the Fund normally invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's share value may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


     Portfolio securities are valued primarily based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors.

HOW TO PURCHASE SHARES.

     Shares of the Fund may be offered for purchase by separate accounts of insurance companies for the purpose of serving as an investment medium for Variable Contracts. Shares of the Fund are sold at their net asset value (without a sales charge) next computed after a receipt of a purchase order by an insurance company whose separate account invests in the Fund. For information on how to purchase shares, please refer to the prospectus of the pertinent separate account.

     Shares of the Fund are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Company currently does not foresee any disadvantages to Variable Contract owners arising from offering the Fund's shares to separate accounts of unaffiliated insurers, or separate accounts funding both life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Fund might at some time be in conflict. However, the Company's Board of Directors and insurance companies whose separate accounts invest in the Fund are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board of Directors will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more

                                                    SOGEN OVERSEAS VARIABLE FUND

insurance company separate accounts might withdraw their investment in the Fund. This might force the Fund to sell securities at disadvantageous prices.

HOW TO REDEEM SHARES.

     Shares of the Fund may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Fund. For information on how to redeem shares, please refer to the prospectus of the separate account that you own.

     Redemption proceeds normally will be paid to the separate account within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Company or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders.

INQUIRIES.

     For information about how to buy or redeem shares of the Fund, please consult the prospectus for the pertinent separate account, or contact your insurance company. To request additional literature about the Fund, please refer to the back cover page of this Prospectus.

DIVIDENDS, DISTRIBUTIONS AND TAXES.

     It is the policy of the Fund to make at least an annual distribution of net investment income and net realized capital gains, if any. Unless a shareholder otherwise elects, income dividends and capital gains distributions will be reinvested in additional shares of the Fund at net asset value per share calculated as of the payment date. The Fund pays both income dividends and capital gains distributions on a per share basis. On the ex-dividend date of such payment, the net asset value per share of the Fund will be reduced by the amount of such payment.

     The Fund intends to qualify and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Fund must meet certain income, diversification and distribution requirements. As a regulated investment company, the Fund generally will not be subject to federal income or excise taxes on income and capital gains distributed to shareholders within applicable time limits, al-

                                                    SOGEN OVERSEAS VARIABLE FUND

though foreign source income received by the Fund may be subject to foreign withholding taxes.

     The Fund also intends to comply with diversification regulations under
Section 817(h) of the Code that apply to mutual funds underlying Variable Contracts. Generally, the Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, nor more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer.

     Tax consequences to the Variable Contract owners are described in the prospectus for the pertinent separate account. See "Tax Status" in the Fund's Statement of Additional Information for more information on taxes.

                                                    SOGEN OVERSEAS VARIABLE FUND

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights Table is intended to help you understand the Fund's financial performance for the Fund since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.



                                                                       FOR THE
                                                                       PERIOD
                                                                     FEBRUARY 3,
                                                     YEAR ENDED       1997+ TO
                                                    DECEMBER 31,    DECEMBER 31,
                                                        1998            1997
                                                    ------------   ---------------
SELECTED PER SHARE DATA
Net asset value, beginning of period..............     $ 9.77          $ 10.00
                                                       ------          -------
Income from investment operations:
  Net investment income (loss)....................       0.12            (0.01)
  Net realized and unrealized gains (losses) on
    investments...................................       0.29            (0.22)
                                                       ------          -------
    Total from investment operations..............       0.41            (0.23)
                                                       ------          -------
Less Distributions:
  Dividends from net investment income............      (0.11)              --
Net asset value, end of period....................     $10.07          $  9.77
                                                       ------          -------
    Total Return..................................       4.21%           (2.30)%++
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's).................     $4,213          $ 1,391
Ratio of operating expenses to average net assets,
  net of waivers, expense reimbursement, and
  earnings credits................................       1.50%            2.00%*
Ratio of operating expenses to average net assets,
  before waivers, expense reimbursement, and
  earnings credits................................       4.98%           16.07%*
Ratio of net investment income (loss) to average
  net assets, net of waivers, expense
  reimbursement, and earnings credits.............       2.04%           (0.14)%*
Ratio of net investment income (loss) to average
  net assets, before waivers, expense
  reimbursement, and earnings credits (1.44%).....      (1.44)%         (14.20)%*
Portfolio turnover rate...........................      21.35%            8.88%


------------
 + Commencement of operations.
++ Total return is not annualized, and it may not be representative of the total return for the year.
 * Annualized.

                           SOGEN VARIABLE FUNDS, INC.

                          1221 Avenue of the Americas
                               New York, NY 10020

                               INVESTMENT ADVISER
                    SOCIETE GENERALE ASSET MANAGEMENT CORP.
                          1221 Avenue of the Americas
                               New York, NY 10020

                                  DISTRIBUTOR
                        SG COWEN SECURITIES CORPORATION
                          1221 Avenue of the Americas
                               New York, NY 10020
                                 (212) 278-5800

                                 LEGAL COUNSEL
                             DECHERT PRICE & RHOADS
                              30 Rockefeller Plaza
                               New York, NY 10112

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                345 Park Avenue
                               New York, NY 10154

                               DOMESTIC CUSTODIAN
                       INVESTORS FIDUCIARY TRUST COMPANY
                                801 Pennsylvania
                             Kansas City, MO 64105

                                GLOBAL CUSTODIAN
                            THE CHASE MANHATTAN BANK
                            4 Chase MetroTech Center
                               Brooklyn, NY 11245

                          SOGEN OVERSEAS VARIABLE FUND


     This Prospectus includes information about the Fund that you ought to know before investing, and should be read in conjunction with the prospectus of the separate account of the specific insurance product that you received with this Prospectus.


WHERE TO GO FOR ADDITIONAL INFORMATION ABOUT THE FUND.

     If you would like additional information about the Fund, the following documents are available to you:


     Annual/Semi-Annual Reports -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year.


     Statement of Additional Information -- Additional information about the Fund's structure and operations can be found in the Statement of Additional Information. The information presented in the Statement of Additional Information is incorporated by reference into this Prospectus and is legally considered to be part of this Prospectus.

     To request a free copy of any of the materials described above, or to make any other inquiries, please contact SoGen Variable Funds, Inc. at (800) 747-2008.

OBTAINING INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION.


     Reports and other information about the Fund (including the Fund's Statement of Additional Information) may also be obtained from the Securities and Exchange Commission:


     1. By going to the Commission's Public Reference Room in Washington D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

     2. By accessing the Commission's Internet site at http://www.sec.gov where you can view, download, and print the information.

     3. By writing to the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009, where, upon payment of a duplicating fee, copies of the information will be sent to you.

SEC file number 811-09092

                      STATEMENT OF ADDITIONAL INFORMATION

                          SOGEN OVERSEAS VARIABLE FUND
                     A SERIES OF SOGEN VARIABLE FUNDS, INC.
                            ------------------------
                                  [SOGEN LOGO]

                          1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                                 (212) 278-5800
                            ------------------------

                    SOCIETE GENERALE ASSET MANAGEMENT CORP.
                          1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                               INVESTMENT ADVISER

                        SG COWEN SECURITIES CORPORATION
                          1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                                  DISTRIBUTOR
                            ------------------------


     This Statement of Additional Information provides information about SoGen Overseas Variable Fund (the "Fund"), a separate portfolio of SoGen Variable Funds, Inc. (the "Company") an open-end management investment company, in addition to the information contained in the Prospectus of the Fund dated May 1, 1999. This Statement of Additional Information is not a prospectus. It relates to and should be read in conjunction with the Prospectus of the Company, a copy of which can be obtained by writing or by calling the Company at (800) 747-2008.

                            ------------------------


                                  MAY 1, 1999

                               TABLE OF CONTENTS


                                                              STATEMENT OF    CROSS-REFERENCED
                                                               ADDITIONAL      TO CAPTIONS IN
                                                              INFORMATION      THE PROSPECTUS
                                                                  PAGE              PAGE
                                                              ------------    ----------------
ORGANIZATION OF THE FUND....................................         1                5
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.............         1                7
MANAGEMENT OF THE COMPANY...................................         8               11
INVESTMENT ADVISORY AND OTHER SERVICES......................        10               11
DISTRIBUTION OF THE FUND'S SHARES...........................        11               11
COMPUTATION OF NET ASSET VALUE..............................        13               13
HOW TO PURCHASE SHARES......................................        13               13
TAX STATUS..................................................        13               14
BROKERAGE ALLOCATION........................................        16               11
CAPITAL STOCK...............................................        18               --
CUSTODY OF PORTFOLIO........................................        18               --
INDEPENDENT AUDITORS........................................        19               --
FINANCIAL STATEMENTS........................................        19               --
APPENDIX....................................................       A-1               --

                            ORGANIZATION OF THE FUND

     The Fund is a separate portfolio of the Company, which is an open-end management investment company incorporated under the laws of Maryland in September 1995. The Company's investment adviser is Societe Generale Asset Management Corp. ("SGAM Corp."), a registered investment adviser. The Company's distributor is SG Cowen Securities Corporation ("SGCS"), a registered broker-dealer located in New York.

     Pursuant to the laws of Maryland, the Company's jurisdiction of incorporation, the Board of Directors of the Company has adopted By-Laws that do not require annual meetings of the Fund's shareholders. The absence of a requirement that the Company hold annual meetings of the Fund's shareholders reduces its expenses. Meetings of shareholders will continue to be held when required by the Investment Company Act of 1940 or Maryland law or when called by the Chairman of the Board of Directors, the President or shareholders owning 10% of the Fund's outstanding shares. The cost of any such notice and meeting will be borne by the Fund.

     Under the provisions of the Investment Company Act of 1940, a vacancy in the office of director of the Company may be filled between meetings of the shareholders of the Company by vote of the directors then in office if, immediately after filling such vacancy, at least two-thirds of the directors then holding office have been elected to the office of director by the shareholders of the Company. In the event that at any time less than a majority of the directors of the Company holding office at that time were elected by the shareholders of the Company, the Board of Directors or the Chairman of the Board shall, within sixty days, cause a meeting of shareholders to be held for the purpose of electing directors to fill any vacancies in the Board of Directors.

     The staff of the Securities and Exchange Commission has advised the Company that it interprets Section 16(c) of the Investment Company Act of 1940, which provides a means for dissident shareholders of common-law trusts to communicate with other shareholders of such trusts and to vote upon the removal of trustees upon the request in writing by the record holders of not less than 10 percent of the outstanding shares of the trust, to apply to investment companies, such as the Fund, that are incorporated under Maryland law.

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVE.

     The Fund, which is a diversified portfolio, seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund uses the techniques and invests in the types of securities described below and in the Prospectus.

INVESTMENT POLICIES, TECHNIQUES AND RISKS.

     FOREIGN SECURITIES. The Fund will invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDR's are designed for use in the U.S. and European securities markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored

ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

     Although the Fund seeks to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     The countries in which the Fund invests are included in those listed below. The Fund may not invest in all the countries listed, and it may invest in other countries as well, when such investments are consistent with the Fund's investment objective and policies.

     MATURE MARKETS                     EMERGING MARKETS
     --------------                     ----------------
Australia  Japan           Argentina       Nigeria
Austria    Luxembourg      Brazil          Pakistan
Belgium    Netherlands     Chile           People's Republic of China
Canada     New Zealand     Czech Republic  Peru
Denmark    Norway          Ecuador         Philippines
Finland    Portugal        Greece          Poland
France     Singapore       Hungary         South Africa
Germany    Spain           India           South Korea
Hong Kong  Sweden          Indonesia       Sri Lanka
Ireland    Switzerland     Israel          Taiwan
Italy      United Kingdom  Jamaica         Thailand
           United States   Jordan          Turkey
                           Kenya           Uruguay
                           Malaysia        Venezuela
                           Mexico          Vietnam
                           Morocco

     It may not be feasible for the Fund currently to invest in all of these countries due to restricted access to their securities markets or inability to implement satisfactory custodial arrangements.

     CURRENCY EXCHANGE TRANSACTIONS. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("Forward Contract"). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward Contracts are usually entered into with banks and broker/dealers, are not exchange traded and are usually for less than one year, but may be renewed.

     Currency exchange transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract with respect to specific payables or receivables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract with respect to a portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.


     If the Fund enters into a Forward Contract, the custodian bank will, to the extent required (i.e., to the extent that the Forward Contract is not otherwise covered), segregate liquid assets of the Fund having a value equal to the Fund's commitment under such Forward Contract. At the maturity of a Forward Contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.


     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     LOWER-RATED DEBT SECURITIES. The Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category, except that the Fund will not invest more than 20% of its assets in securities rated below investment grade or unrated securities considered by the investment adviser to be of comparable credit quality.

     Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. See "Computation of Net Asset Value." Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

     Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

     A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

     OTHER INVESTMENT COMPANIES. Certain markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally-authorized investment companies. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and "qualified purchaser" investment companies.

     Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgment of the Fund's investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

     "WHEN-ISSUED" OR "DELAYED DELIVERY" SECURITIES. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as assets and are marked-to-market daily. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable. At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, to the extent required, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.



     BANK OBLIGATIONS. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.


     STRUCTURED SECURITIES. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities differ from other types of securities in which the Fund may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

     Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its total assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ("restricted securities").

     Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

     Notwithstanding the above, the Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. SGAM Corp., under the supervision of the Board of Directors of the Fund, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a question of fact. In making this determination, SGAM Corp. will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, SGAM Corp. could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

     CHANGE OF OBJECTIVE. The investment objective of the Fund is not a fundamental policy and, accordingly, may be changed by the Board of Directors without shareholder approval. Shareholders will be notified a minimum of sixty days in advance of any change in investment objective.

INVESTMENT RESTRICTIONS.

     In pursuing its investment objective, the Fund will not:

     1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;

     2. Borrow money except that in exceptional circumstances the Fund may borrow from banks for temporary purposes, provided that such borrowings shall be unsecured and may not exceed 10% of the Fund's net assets at the time of the borrowing (including the amount borrowed). The Fund will not purchase securities while borrowings exceed 5% of its total assets;

     3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry other than U.S. Government Securities;

     4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions or (b) lending portfolio securities, provided that the Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);*

     5. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 (the "1933 Act") on the grounds that the Fund could be regarded as an underwriter as defined by the 1933 Act with respect to such resale;

     6. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

     7. Make margin purchases of securities, except for the use of such short-term credits as are needed for clearance of transactions;

---------------

* The Fund has no present intention of lending its portfolio securities.

     8. Sell securities short or maintain a short position, except short sales against-the-box.

     Restrictions 1 through 8 above (except the portions in parentheses) are "fundamental," which means that they cannot be changed without the vote of a majority of the outstanding voting securities of the Fund (defined by the Investment Company Act of 1940 as the lesser of (i) 67% of the Fund's shares present at a meeting if more than 50% of the shares outstanding are present or
(ii) more than 50% of the Fund's outstanding shares). In addition, the Fund is subject to a number of restrictions that may be changed by the Board of Directors without shareholder approval. Under those non-fundamental restrictions, the Fund will not:

     a. Invest in companies for the purpose of management or the exercise of control;

     b. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;

     c. Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;

     d. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales;

     e. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments; and

     f. Purchase or sell put and call options on securities or on futures contracts.

     Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

     TOTAL RETURN. From time to time the Fund will advertise its average annual total return. Quotations of average annual returns for each Fund will be expressed in terms of the average annual compounded rates of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P(1+T)(n)=ERV (where P = a hypothetical initial payment of $1000, T = the average annual return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1000 payment made at the beginning of the period). This calculation assumes deduction of a proportional share of Fund expenses on an annual basis and assumes reinvestment of all income dividends and capital gains distributions during the period. Under the assumptions utilized in the preceding calculation, an investment in the Fund during the fiscal year ended December 31, 1998 would have increased at the rate of 4.21%.

     COMPARISON OF PORTFOLIO PERFORMANCE. From time to time the Fund may discuss in sales literature and advertisements, specific performance grades or rankings or other information as published by recognized grades or rankings or other information as published by recognized mutual fund statistical services, such as Morningstar, Inc. or Lipper Analytical Services, Inc., or by publications of general interest such as Barron's, Business Week, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Morningstar Mutual Funds, Smart Money, The Wall Street Journal or Worth. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Fund offers its share. Quotations of total return for the Fund will not take into account charges and deductions against any separate accounts to which the Fund shares are sold or charges and deductions against the pertinent variable life insurance and variable annuity contracts ("Variable Contracts"). The Fund's total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the separate accounts or the Variable Contracts.

     PORTFOLIO TURNOVER. Although the Fund will not make a practice of short-term trading, purchases and sales of securities will be made whenever appropriate, in the investment adviser's view, to achieve the Fund's investment objective. The rate of portfolio turnover is calculated by dividing the lesser of the cost of purchases or the proceeds from sales of portfolio securities (excluding short-term U.S. government obligations and other short-term investments) for the particular fiscal year by the monthly average of the value of the portfolio securities (excluding short-term U.S. government obligations and short-term investments) owned by the Fund during the particular fiscal year. The rate of portfolio turnover is not a limiting factor when management deems portfolio changes appropriate to achieve the Fund's stated objective.

                           MANAGEMENT OF THE COMPANY

     The business of the Company is managed by its Board of Directors which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Directors. Several of the directors and officers of the Fund are directors or officers of SGAM Corp., SGCS or Societe Generale, Paris, France, the indirect owner of one hundred percent (100%) of the outstanding voting securities of SGAM Corp., and the owner of fifty percent (50%) of the outstanding voting securities of SGCS. Jean-Marie Eveillard, the President and a director of the Company, owns 100% of SGAM Corp.'s non-voting Series B common stock which represents 19.9% of the total capital of SGAM Corp.

     The following table sets forth the principal occupation or employment of the members of the Board of Directors and principal officers of the Company. Each of the following persons is also a director and/or officer of SoGen Funds, Inc.


                                       POSITION HELD              PRINCIPAL OCCUPATION
     NAME (AGE) AND ADDRESS          WITH THE COMPANY          DURING PAST FIVE (5) YEARS
     ----------------------          ----------------          --------------------------
Philippe Collas*(49).............  Chairman of the Board    Head of Asset Management at
  2 Place de la Coupole              and Director             Societe Generale since
  92078 Paris La Defense Cedex                                September 1995. Head of Human
  France                                                      Resource Management at Societe
                                                              Generale from prior to 1994.
Jean-Marie Eveillard*(59)(1).....  President and            Director and President or
  1221 Avenue of the Americas      Director                 Executive Vice President of SGAM
  New York, NY 10020                                          Corp. from prior to 1994.
Fred J. Meyer(68)(2).............  Director                 Vice Chairman of Omnicom Group,
  437 Madison Avenue                                          Inc. from 1998. Chief Financial
  New York, NY 10022                                          Officer of Omnicom Group Inc.
                                                              from prior to 1994 to 1998.
                                                              Director of Novartis
                                                              Corporation, and
                                                              Zurich-American Insurance Cos.
Dominique Raillard(60)(2)........  Director                 President of Act 2 International
  15, boulevard Delessert                                     (consulting) since July 1995.
  75016 Paris France                                          Group Executive Vice President
                                                              of Promodes (consumer
                                                              products) -- U.S. Companies
                                                              Division from prior to 1994 to
                                                              1995.

                                       POSITION HELD              PRINCIPAL OCCUPATION
     NAME (AGE) AND ADDRESS          WITH THE COMPANY          DURING PAST FIVE (5) YEARS
     ----------------------          ----------------          --------------------------
Nathan Snyder(64)(1)(2)..........  Director                 Independent Consultant, from
  163 Parish Rd. S.                                         prior to 1994.
New Canaan, CT 06840
Philip J. Bafundo*(36)...........  Vice President,          Secretary and Treasurer, SGAM
  1221 Avenue of the Americas        Secretary and            Corp. from prior to 1994.
  New York, NY 10020                 Treasurer                Certified Public Accountant
                                                              (New York).
Edwin S. Olsen*(59)..............  Vice President           Vice President, SGCS from prior
  1221 Avenue of the Americas                               to 1994.
  New York, NY 10020
Elizabeth M. Tobin*(44)..........  Vice President           Senior Vice President, SGAM Corp.
  1221 Avenue of the Americas                                 since 1998, Associate Portfolio
  New York, NY 10020                                          Manager from December 1996,
                                                              Securities Analyst, SGAM Corp.
                                                              from prior to 1994 to 1996.
Charles de Vaulx*(37)............  Vice President           Senior Vice President, SGAM Corp.
  1221 Avenue of the Americas                                 since 1998, Associate Portfolio
  New York, NY 10020                                          Manager from December 1996,
                                                              Securities Analyst, SGAM Corp.
                                                              from prior to 1994 to 1996.


---------------
 * An "interested person" of the Company as defined in the Investment Company Act of 1940, as amended.

(1) Member of the Executive Committee. When the Board of Directors is not in session, the Executive Committee may generally exercise most of the powers of the Board of Directors.

(2) Member of the Audit Committee.


     The Company makes no payments to any of its officers for services. However, currently each of the Company's directors who are not officers or employees of SGAM Corp., SGCS or Societe Generale are paid by the Company an annual fee of $6,000 and a fee of $1,000 for each meeting of the Company's Board of Directors and for each meeting of any Committee of the Board that they attend (other than those held by telephone conference call). Each director is reimbursed by the Company for any expenses he may incur by reason of attending such meetings or in connection with services he may perform for the Company.


     COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS. The following table sets forth information regarding compensation of directors by the Company and by the fund complex of which the Company is a part for the fiscal year ended December 31, 1998. Officers of the Company and directors who are interested persons of the Company do not receive any compensation from the Company or any other fund in the fund complex which is a U.S. registered investment company. In the column headed "Total Compensation From Registrant and Fund Complex Paid to Directors," the number in parentheses indicates the total number of boards in the fund complex on which the director serves.

                               COMPENSATION TABLE
                      FISCAL YEAR ENDED DECEMBER 31, 1998


                                                                                            TOTAL
                                                             PENSION OR                  COMPENSATION
                                                             RETIREMENT                      FROM
                                                              BENEFITS     ESTIMATED      REGISTRANT
                                              AGGREGATE       ACCRUED        ANNUAL        AND FUND
                                             COMPENSATION     AS PART       BENEFITS       COMPLEX
                                                 FROM         OF FUND         UPON         PAID TO
         NAME OF PERSON, POSITION             REGISTRANT      EXPENSES     RETIREMENT     DIRECTORS
         ------------------------            ------------    ----------    ----------    ------------
Philippe Collas**, Director and Chairman...    $    --          N/A           N/A         $      --
Jean-Marie Eveillard**, Director and
  President................................    $    --          N/A           N/A         $      --
Fred J. Meyer*, Director...................    $15,000          N/A           N/A         $45,000(2)
Dominique Raillard*, Director..............    $14,000          N/A           N/A         $42,000(2)
Nathan Snyder*, Director...................    $15,000          N/A           N/A         $45,000(2)


---------------
 * Member of the Audit Committee.

** "Interested person" of the Company as defined in the Act because of the affiliation with SGAM Corp., the Fund's investment adviser.


     As of April 1, 1999, the officers and directors of the Company owned less than 1% of the outstanding shares of capital stock of the Company. The Company knows of no person who owns beneficially more than 5% of the capital stock of the Company. As of April 1, 1999, the following entities held of record 5% or more of the outstanding shares of the Fund.



                                                             NUMBER OF SHARES    PERCENTAGE OF SHARES
NAME AND ADDRESS                                              HELD OF RECORD        HELD OF RECORD
----------------                                             ----------------    --------------------
CNA Insurance Company......................................    219,419.797              51.84%
  333 South Wabash
  34 South
  Chicago, IL 60685
IL Annuity and Insurance Company...........................    193,696.291              45.77%
  2960 North Meridian Street
  Indianapolis, IN 46208


     While the Company is a Maryland corporation, certain of its directors and officers are non-residents of the United States and may have all, or a substantial part, of their assets located outside the United States. None of the officers or directors has authorized an agent for service of process in the United States. As a result, it may be difficult for U.S. investors to effect service of process upon non-U.S. directors or officers within the United States or effectively to enforce judgments of courts of the United States predicated upon civil liabilities of such officers or directors under the federal securities laws of the United States.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     As described in the Company's Prospectus, SGAM Corp. is the Company's investment adviser and, as such, manages the Fund's portfolio. SGAM Corp. was incorporated in Delaware in February 1990, and is indirectly owned by Societe Generale, one of France's largest banks.

     The persons named below are affiliated with the Company and are also affiliated persons of SGAM Corp., SGCS or Societe Generale. The capacity in which such persons are affiliated with the Fund and SGAM Corp., SGCS or Societe Generale is also indicated.

                                        OFFICE HELD             OFFICE HELD WITH SGAM CORP.,
NAME                                 WITH THE COMPANY             SGCS OR SOCIETE GENERALE
----                                 ----------------           ----------------------------
Philippe Collas..............  Chairman of the Board and        Head of Asset Management,
                                 Director                         Societe Generale. Chairman
                                                                  of the Board and Director,
                                                                  SGAM Corp.
Jean-Marie Eveillard.........  President and Director           President and Director, SGAM
                                                                  Corp.
Philip J. Bafundo............  Vice President, Secretary and    Secretary and Treasurer, SGAM
                                 Treasurer                        Corp.
Edwin S. Olsen...............  Vice President                   Vice President, SGCS
Elizabeth Tobin..............  Vice President                   Senior Vice President and
                                                                  Associate Portfolio
                                                                  Manager, SGAM Corp.
Charles de Vaulx.............  Vice President                   Senior Vice President and
                                                                  Associate Portfolio
                                                                  Manager, SGAM Corp.


     Under its investment advisory contract with the Company dated as of August 16, 1996, SGAM Corp. furnishes the Company with investment advice consistent with the Fund's stated investment objective. SGAM Corp. also furnishes the Company with office space and certain facilities required for the business of the Fund, and statistical and research data, and pays any expenses of the Company's officers. In return, the Fund pays SGAM Corp. a monthly fee at the annual rate of 0.75% of the average daily value of the Fund's net assets. This annual fee rate is higher than the rate of fees paid by most U.S. mutual funds. The Company believes, however, that the advisory fee rate is not higher than the rate of fees paid by most other mutual funds that invest significantly in foreign equity securities. SGAM Corp. waived its advisory fee of $5,742 in its entirety from February 3, 1997 (commencement of operations) through December 31, 1997 and its advisory fee of $25,717 in its entirety for the year ended December 31, 1998. In addition, SGAM Corp. voluntarily reimbursed the Fund for expenses in the amount of $88,434 for the year ended December 31, 1998.

     Under the investment advisory contract between the Company and SGAM Corp., the investment adviser is responsible for the management of the Fund's portfolio and constantly reviews its holdings in the light of its own research analyses and those of other relevant sources. Reports of portfolio transactions are given regularly to the directors of the Company, who review the Fund's portfolio at meetings held four times a year.

     Under the terms of the investment advisory agreement, the Company and each of its series will discontinue the use of the term "SoGen" in their names or the use of any marks or symbols owned by the investment adviser if the investment adviser ceases to act as the Company's investment adviser or if the investment adviser so requests.

     As of the date of this Statement of Additional Information, SGAM Corp. owned of record and beneficially 10,000 shares of the Fund.

                       DISTRIBUTION OF THE FUND'S SHARES

     The Company and SGCS have entered into a distribution contract pursuant to which SGCS offers, as agent, share of the Fund continuously to the separate accounts of insurance companies. SGCS is not obligated thereunder to sell any specific amount of Fund shares.

     The Fund has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund may pay SGCS a quarterly distribution related fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets. Under the terms of the Plan, the Fund is authorized to make payments to SGCS for remittance to an insurance company that is the issuer of a Variable Contract invested in shares of the Fund in order to pay or reimburse such insurance company for distribution and shareholder servicing-related expenses incurred or paid by such insurance company. Distribution expenses incurred in any fiscal year, which are not reimbursed from payment under the Plan accrued in such fiscal year, will not be carried over for payment under the Plan in any subsequent year.


     During the Fund's most recently completed fiscal year, the Fund incurred distribution related fees for expenditures under the Plan in the aggregate amount of $8,540, which constituted 0.25% of the Fund's average daily net assets during the period. Such amount is payable to the insurance companies which issued the Variable Contracts invested in shares of the Fund.


     Expenses payable pursuant to this Plan may include, but are not limited to, expenses relating to the preparation, printing and distribution of prospectuses to existing and prospective Variable Contract owners; development, preparation, printing and mailing of Fund advertisements; expenses relating to holding seminars and sales meetings designed to promote the distribution of Fund shares; training sales personnel regarding the Fund; compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and financing any other activity that the Fund's Board of Directors determines is primarily intended to result in the sale of shares.

     The Plan is deemed reasonably likely to benefit the Fund and the Variable Contract owners in at least one of several ways. Specifically, it is expected that the insurance companies that issue Variable Contracts invested in shares of the Fund would have less incentive to educate Variable Contract owners and sales people concerning the Fund if expenses associated with such services were not paid by the Fund. In addition, the payment of distribution fees to insurers should motivate them to maintain and enhance the level of services relating to the Fund provided to Variable Contract owners, which would, of course, benefit such Variable Contract owners. The adoption of the Plan would also likely help to maintain and may lead to an increase in net assets given the foregoing incentives. Further, it is anticipated that Plan fees may be used to educate potential and existing owners of Variable Contracts concerning the Fund, the securities markets and related risks.


     The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by the directors of the Company and by the directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (the "Independent Directors"). In the case of an agreement relating to the Plan, the Plan provides that such agreement may be terminated, without penalty, by a vote of a majority of the Independent Directors, or by a majority of the Fund's outstanding voting securities on 60 days' written notice to SGCS, and provides further that such agreement will automatically terminate in the event of its assignment. The Plan also states that it may not be amended to increase the maximum amount of the payments thereunder without the approval of a majority of the outstanding voting securities (as defined above under "Management of the Company -- Investment Restrictions") of the Fund. No material amendment to the Plan will, in any event, be effective unless it is approved by a vote of the directors and the Independent Directors of the Company.


     When the Company seeks an Independent Director to fill a vacancy on the board or as an addition to the board or as a nominee for election by stockholders, the selection or nomination of the Independent Director is, under resolutions adopted by the directors, contemporaneously with their adoption of the Plan, committed to the discretion of the Independent Directors.

     The expenses incurred by the Company in connection with its organization, its registration with the Securities and Exchange Commission and any states where registered, and the public offering of its shares were advanced on behalf of the Company by SGAM Corp. These organizational expenses will be deferred and amortized by the Company over a period of 60 months.


     The investment advisory contract will continue in effect until August 16, 1999, and thereafter from year to year so long as the continuance of the contract is specifically approved at least annually by the Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund (and any other series of the Company with shares then outstanding) (as defined above under "Management of the Company --

Investment Restrictions"). In addition, the terms of the contract and the renewal thereof must be approved annually by the vote of a majority of the directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of SGAM Corp., SGCS or the Company. The investment advisory contract will terminate automatically in the event of its assignment (as defined in the Investment Company Act of 1940) and may be terminated, without penalty, on sixty days' written notice at the option of either party thereto or by a vote of a majority of the outstanding voting securities of the Fund (or any other series of the Company with shares then outstanding).


                         COMPUTATION OF NET ASSET VALUE

     The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

     A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security is among the NASDAQ designated "Tier 1" securities in which case it is valued at its last sale price. All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors.

                             HOW TO PURCHASE SHARES

     The methods of buying and selling shares and the sales charges applicable to purchases of shares of the Fund are described in the prospectus of the pertinent separate account.

                                   TAX STATUS

     The Fund intends to qualify annually as a "regulated investment company" under the Code. In order to qualify as a regulated investment company for a taxable year, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income derived with respect to the business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer qualifying only if the Fund's investment is limited to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) for the year.

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders (the separate accounts and other qualified investors), at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a non-deductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. In some circumstances, the Fund may qualify for an exception to the excise tax distribution requirements, but the Fund has no obligation to seek to maintain that exception.


     If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.


     The Treasury Department has indicated in published statements that it would issue future regulations or rulings addressing the circumstances in which a Variable Contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

     In the event that the rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described in the Prospectus, or that the Fund will not have to change its investment objective or investment policies.

     Investments by the Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no interest payments. This income is included in determining the amount of income which the Fund must distribute in order to meet various distribution requirements. In addition, if the Fund invests in certain high yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice.

     Certain foreign currency contracts in which the Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gains realized by the Fund which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gain or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gains, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Newly enacted Section 1259 of the Code causes certain hedging transactions to be treated as "constructive sales." If the Fund enters into hedging transactions which reduce or eliminate its risk of loss with respect to appreciated financial positions while holding substantially identical property and the new constructive sales rules apply, the Fund will be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain foreign currency contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     The Fund may be subject to foreign withholding taxes on income and gains derived from their investments outside the United States. Such taxes would reduce the yield on the Fund's investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that the Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Fund, and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. With respect to the Fund, if the pass through election described above is made, the source of the Fund's income flows through to its shareholders. Certain gains from the sale of securities and certain currency fluctuation gains will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than 16 days. (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes. If the Fund is not eligible to make the pass-through election described above, the foreign taxes it pays will reduce its income, and distributions by the Fund will be treated as U.S. source income. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country.


     The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

                              BROKERAGE ALLOCATION

     SGAM Corp. is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Fund's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith.

     Purchase and sale orders are usually placed with brokers who are selected by SGAM Corp. as being able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account the other considerations as hereinafter set forth. The determination of what may constitute best execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by SGAM Corp. in determining the overall reasonableness of brokerage commissions. While there is no commitment or understanding to do so, subject to its policy of obtaining best execution, the Fund may use affiliates of Societe Generale as brokers in the purchase and sale of securities. SGCS may not, acting as principal, sell any security or other property to, or purchase any security or other property from, the Fund, except to the extent that such purchase or sale may be permitted by an order, rule or regulation of the Securities and Exchange Commission.

     SGAM Corp. is authorized to allocate brokerage and principal business to brokers other than SGCS (but not excluding other affiliates of Societe Generale) who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), for the Fund and/or other accounts, if any, for which SGAM Corp. exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if SGAM Corp. in making the selection in question determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of SGAM Corp.'s overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion. In reaching such determination, SGAM Corp. is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, SGAM Corp. must be prepared to show that all commissions were allocated and paid for purposes contemplated by the Fund's brokerage policy; that the research services provide lawful and appropriate assistance to SGAM Corp. in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range will be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there will be taken into account the Fund's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission, and (ii) the quality, comprehensiveness and frequency of research studies which are provided for SGAM Corp. are useful to SGAM Corp. in performing its services under the investment advisory contract with the Fund. Research services provided by brokers to SGAM Corp. are considered to be in addition to, and not in lieu of, services required to be performed by SGAM Corp. under such investment advisory contract. Research services provided by brokers include written reports, responses to specific inquiries and interviews with analysts. These services also include invitations to meetings arranged by such brokers with the management of companies in the Fund's portfolios or in which the Fund may invest.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to obtaining prices at least as favorable as those provided by other qualified brokers, SGAM Corp. may consider sales of shares of the Fund as a factor in the selection of brokers to execute portfolio transactions.

     The Fund has been advised by SGAM Corp. that it may combine brokerage orders for the Fund with orders from its other clients when placing such orders with brokers for execution. In the event orders are placed for the Fund and one or more other clients for the purchase or sale of the same security, the Fund and each such other client may share in each transaction in the proportion that each customer's order bears to the aggregate of such orders. The Fund's orders are accorded priority over those received from SGAM Corp. for its own account or from any of its officers, directors or employees.

     While SGAM Corp. is primarily responsible for the allocation of the Fund's portfolio transactions to brokers, its policies and practices in this regard must be consistent with the foregoing and are periodically reviewed by the Company's Board of Directors. In this connection, the directors periodically review and discuss with SGAM Corp. the commissions paid by the Fund and, in transactions where the Fund pays commissions which are in excess of the commissions other brokers would have charged, SGAM Corp.'s determinations that such higher commissions are reasonable in relation to the value of the brokerage and research services.


     For the periods February 3, 1997 (commencement of operations) through December 31, 1997 and the year ended December 31, 1998, the Fund paid a total of $3,828 and $12,704, respectively, in brokerage commissions, with respect to portfolio transactions aggregating $867,702 and $3,294,328, respectively. All of which was placed with brokers or dealers who provide research and investment information. Of such amount, $329 and $928, respectively, in brokerage commissions (8.594% and 7.305%, respectively, of the aggregate) with respect to portfolio transactions aggregating $70,482 and $280,671, respectively, (8.1228% and 8.520%, respectively, of the aggregate) was placed with SGCS, an affiliate of the Company.


                                 CAPITAL STOCK

     The authorized capital stock of the Company consists of one billion shares of common stock, par value $0.001 per share, of which 150,000,000 shares have been designated as shares of the Fund. All shares issued and outstanding are fully paid and non-assessable and are redeemable at net asset value at the option of shareholders. Shares have no preemptive or conversion rights and are freely transferable. The Board of Directors is authorized to classify, reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another series or class would be governed by the Investment Company Act of 1940, as amended, and Maryland law.

     Pursuant to its By-Laws, the Company does not generally hold annual meetings of shareholders. Shareholder meetings, however, will be held when required by the Investment Company Act of 1940 or Maryland law, or when called by the Chairman of the Board, the President or shareholders owning at least 10% of the outstanding shares of the Fund. The cost of any such notice and meeting will be borne by the Fund.

     Each share of common stock of the Fund is entitled to one vote for each dollar of net asset value and a proportionate fraction of a vote for each fraction of a dollar of net asset value, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for Variable Contracts. Generally, shares of each series vote together on any matter submitted to shareholders, except when otherwise required by the Investment Company Act of 1940, or (if shares of more than one series are outstanding), when a matter affects the interests of each series in a different way, in which case the shareholders of each series vote separately by class. If the directors determine that a matter does not affect the interests of a particular series, then the shareholders of that series will not be entitled to vote on that matter. An insurance company issuing a Variable Contract invested in shares of the Fund (or any other series issued in the future) will request voting instructions from Variable Contract owners and will vote shares in proportion to the voting instructions received. Currently, the Company has shares of one series outstanding (the Fund).

                              CUSTODY OF PORTFOLIO

     Domestic portfolio securities of the Fund are held pursuant to a custodian agreement between the Company and Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105. Certain of such securities may be deposited in the book-entry system operated by the Federal Reserve System or with the Depository Trust Company. The Company's sub-custodian, State Street Bank and Trust, holds domestic securities issued in physical form. Pursuant to a Global Custody Agreement between the Fund and The Chase

Manhattan Bank ("Chase"), 4 Chase MetroTech Center, Brooklyn, NY 11245, foreign securities may be held by certain foreign sub-custodians which are participants in the Global Investor Services Division of Chase and in certain foreign branches of Chase.

                              INDEPENDENT AUDITORS

     The Company's independent auditors are KPMG LLP, Certified Public Accountants, 345 Park Avenue, New York, NY 10154. KPMG LLP audits the Fund's annual financial statements and renders its report thereon, which is included in the Annual Report to Shareholders.

                              FINANCIAL STATEMENTS

     The Fund's financial statements and notes thereto appearing in the December 31, 1998 Annual Report to Shareholders and the report thereon of KPMG LLP, Certified Public Accountants, appearing therein are incorporated by reference in this Statement of Additional Information. The Fund will furnish, without charge, a copy of such Annual Report to Shareholders on request. All such requests should be directed to the Secretary of the Fund, at 1221 Avenue of the Americas, New York, NY 10020.

                                    APPENDIX

                        RATINGS OF INVESTMENT SECURITIES

     The rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Company's investment adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS.

     Aaa -- Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa -- Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

     A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS.

     AAA -- Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

     BB -- B -- CCC -- CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                     PART C

                               OTHER INFORMATION

ITEM 23.  EXHIBITS


EXHIBIT
-------
(a)      --   Articles of Incorporation of the Registrant.*
(b)      --   By-Laws of the Registrant.*
(c)      --   Not Applicable.
(d)      --   Investment Advisory Contract between the Registrant and
              Societe Generale Asset Management Corp. ("SGAM Corp.").*
(e)(1)   --   Distribution Agreement between the Registrant and SG Cowen
              Securities Corporation ("SGCS").*
(e)(2)   --   Form of 12b-1 Servicing Agreement Between SGCS and A Life
              Insurance Company.*
(f)      --   Not applicable.
(g)(1)   --   Custody, Investment Accounting and Transfer Agency Agreement
              between the Registrant and Investors Fiduciary Trust
              Company.*
(g)(2)   --   Global Custody Agreement between the Registrant and The
              Chase Manhattan Bank.*
(g)(3)   --   Form of Subcustodial Agreement.*
(h)      --   Participation Agreement among the Registrant, A Life
              Insurance Company and SGCS.*
(i)      --   Opinion and Consent of Dechert Price & Rhoads.*
(j)      --   Consent of KPMG LLP.
(k)      --   Not applicable.
(l)      --   Investment Representation letter of SGAM. Corp.*
(m)      --   Rule 12b-1 Distribution Plan and Agreement Between the
              Registrant and SGCS.*
(n)      --   Financial Data Schedule.
(o)      --   Power of Attorney of Messrs. Eveillard*, Collas*, Meyer*,
              Raillard,* Snyder.*


---------------

* Previously filed as an Exhibit to the Registration Statement


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25.  INDEMNIFICATION

     Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the General Corporation Law of the State of Maryland controlling the indemnification of directors and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

     The general effect of these statutes is to protect directors, officers, employees and agents of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the indemnified person acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of the Registrant make the indemnification of its directors, officers, employees and agents mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

     In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the Investment Company Act of 1940 (the "1940 Act"), the Registrant intends that conditions and limitations on the extent of the indemnification of directors and officers imposed by the provisions of either
Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director or officer should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940
Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorney's fees or other expenses incurred by a director or officer in his or her defense only if (in addition to his or her undertaking to repay the advance if he or she is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his or her undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     In addition, the Registrant will maintain a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for claims made by reason of any acts, errors or omissions committed in their capacity as directors of officers. The policy will contain certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     SGAM Corp. is the Registrant's investment adviser. In addition to the Registrant, SGAM Corp. acts as investment adviser to SoGen Funds, Inc. and pension funds and sub-adviser to other affiliated and non-affiliated investment funds.



     Reference is made to "Management of the Fund" in the Statement of Additional Information constituting Part B of this Registration Statement for a description of the business activities and employment of certain directors and officers of SGAM Corp. within the last two fiscal years of the Registrant. The directors of SGAM Corp. not disclosed in Part B are as follows:



NAME AND ADDRESS                                            PRINCIPAL OCCUPATION
----------------                                            --------------------
Christian d'Allest..........................    Director of Foreign Affiliates,
  2 Place de la Coupole                         Societe Generale Asset Management S.A.
  92078 Paris La Defense Cedex
  France
Jean Roger Huet.............................    President, New York Branch, Societe Generale
  1221 Avenue of the Americas
  New York, NY 10020

ITEM 27.  PRINCIPAL UNDERWRITERS


     (a) SGCS, the Registrant's distributor, acts as principal underwriter for SoGen Funds, Inc., a registered investment company.


     (b) The directors and officers of SGCS are as follows:


NAME AND                                      POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                       PRINCIPAL UNDERWRITER               WITH REGISTRANT
--------------------------                    --------------------------          ---------------------
Jacques Bouhet.........................  Director
  2 Place de la Coupole
  92078 Paris La Defense Cedex
  France
Joseph M. Cohen........................  Director and Chairman                             --
  1221 Avenue of the Americas
  New York, NY 10020
Jean-Bernard Guillebert................  Director                                          --
  2 Place de la Coupole
  92078 Paris La Defense Cedex
  France
Jean Huet..............................  Director                                          --
  1221 Avenue of the Americas
  New York, NY 10020
Alain Joyet............................  Director                                          --
  1221 Avenue of the Americas
  New York, NY 10020
Robert LeRoux..........................  Director                                          --
  2 Place de la Coupole
  92078 Paris La Defense Cedex
  France
Gerald Lacaze..........................  Director                                          --
  2 Place de la Coupole
  92078 Paris La Defense Cedex
  France
Jean-Paul Oudet........................  Director                                          --
  23 Rue De D'Abeville
  75009, Paris
  France
Yves Tuloup............................  Director                                          --
  43, rue Taitbout
  75009, Paris
  France
Curtis R. Welling......................  Director, President and CEO                       --
  1221 Avenue of the Americas
  New York, NY 10020
James Walsh............................  Director                                          --
  1221 Avenue of the Americas
  New York, NY 10020

NAME AND                                      POSITIONS AND OFFICES WITH          POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                       PRINCIPAL UNDERWRITER               WITH REGISTRANT
--------------------------                    --------------------------          ---------------------
John L Kelly...........................  Chief Operating Officer                           --
  1221 Avenue of the Americas
  New York, NY 10020
Charles T. Peterson....................  Chief Financial Officer and Treasurer             --
  1221 Avenue of the Americas
  New York, NY 10020
John J. Polanin, Jr. ..................  Chief Compliance Officer                          --
  1221 Avenue of the Americas
  New York, NY 10020
William P. Bowden, Jr. ................  General Counsel and Secretary                     --
  1221 Avenue of the Americas
  New York, NY 10020
Elisabeth Q. Duncan....................  Assistant Secretary                               --
  1221 Avenue of the Americas
  New York, NY 10020
Veronica M. Iuliano....................  Assistant Secretary                               --
  1221 Avenue of the Americas
  New York, NY 10020



     The following officers have their principal business address at one of the following locations as indicated:



NEW YORK


1221 Avenue of the Americas


New York, NY 10020


Tel: (212) 278-6000


Fax: (212) 278-6789


Reception areas: 6th, 9th, 10th, 12th Floors


DAYTON


Courthouse Plaza NE


Dayton, OH 45402


Tel: (937) 226-4800


Fax: (937) 226-4851


Reception area: 5th Floor


Check in at Lobby



NEW YORK


Financial Square


New York, NY 10005


Tel: (212) 495-6000


     (800) 221-5616


Fax: (212) 380-8212


Reception area: 30th Floor


Security desk: 25th Floor


Sign in at Lobby



HOUSTON


1111 Bagby Street, Suite 2350


Houston, TX 77002


Tel: (713) 652-7100


     (800) 231-7811


Fax: (713) 652-7199


Reception area: 23rd Floor



ALBANY


80 State Street


Albany, NY 12207


Tel: (518) 463-5244


Fax: (518) 434-3288


Reception area: 11th Floor



NEW YORK


545 Madison Avenue, 10th Floor


New York, NY 10022


Tel: (212) 339-7070


Fax: (212) 339-7077


Reception area: 10th Floor

BOSTON


Two International Place


Boston, MA 02110


Tel: (617) 346-3700


     (800) 343-7068


Fax: (617) 428-4656


Reception area: 28th Floor



NEW YORK


280 Park Avenue, West Building -- 31st Floor


New York, NY 10017


Tel: (212) 681-2700


     (800) 221-7083


Fax: (212) 681-4923


Reception area: 31st Floor



CHICAGO


190 South LaSalle Street, Suite 2200


Chicago, IL 60603


Tel: (312) 704-7400


     (800) 621-0363


Fax: (312) 704-7445


Reception area: 22nd Floor


Check in at Lobby



PHOENIX


4350 East Camelback Road, Suite 135C


Phoenix, AZ 85018


Tel: (602) 840-0951


     (800) 528-0469


Fax: (602) 840-7117


Reception area: 1st Floor



CLEVELAND


1375 East Ninth Street, Suite 2300


Cleveland, OH 44114


Tel: (216) 621-8300


     (800) 321-3861


Fax: (216) 623-7785


Reception area: 23rd Floor



SAN FRANCISCO


Four Embarcadero Center, Suite 1200


San Francisco, CA 94111


Tel: (415) 646-7200


     (800) 858-9316


Fax: (415) 434-7365


Reception area: 12th Floor



NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Curtis R. Welling (Avenue of the Americas)..........   Sr. Managing Director                 --
Georges Azzam (Avenue of the Americas)..............     Managing Director                   --
Stephen K. Bannon (Avenue of the Americas)..........     Managing Director                   --
John William Barr (Avenue of the Americas)..........     Managing Director                   --
Francois Barthelemy (Avenue of the Americas)........     Managing Director                   --
Antoine Marc Aurele Bostsarron (Avenue of the
  Americas).........................................     Managing Director                   --
Richard Greg Brounstein (Avenue of the Americas)....     Managing Director                   --
John Joseph Brown (Avenue of the Americas)..........     Managing Director                   --
William Barclay Buchanan, Jr. (Avenue of the
  Americas).........................................     Managing Director                   --
Eric Cohen (Avenue of the Americas).................     Managing Director                   --
Nicholas Davide (Avenue of the Americas)............     Managing Director                   --
Stephen Richard Day (Avenue of the Americas)........     Managing Director                   --
Patrick J. Dealy (Avenue of the Americas)...........     Managing Director                   --
J. Hugh Devlin (Avenue of the Americas).............     Managing Director                   --
Steven Leo Ezzes (Avenue of the Americas)...........     Managing Director                   --
David Michael Feinman (Avenue of the Americas)......     Managing Director                   --
Kim Samuel Fennebresque (Avenue of the Americas)....     Managing Director                   --
Dominic Freud (Avenue of the Americas)..............     Managing Director                   --
Charles Iver Frumberg (Avenue of the Americas)......     Managing Director                   --
Ian J. Hardington (Avenue of the Americas)..........     Managing Director                   --
Edward Thomas Hatch (Avenue of the Americas)........     Managing Director                   --
Roy Donald Henriksson (Avenue of the Americas)......     Managing Director                   --
Cynthia Ann Jay (Avenue of the Americas)............     Managing Director                   --
John L. Kelly (Avenue of the Americas)..............     Managing Director                   --
Germain Louis Krecke (Avenue of the Americas).......     Managing Director                   --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Donald Brian Kyle (Avenue of the Americas)..........     Managing Director                   --
Migdalia Lagoa (Avenue of the Americas).............     Managing Director                   --
Odell Lambroza (Avenue of the Americas).............     Managing Director                   --
James N. Lane (Avenue of the Americas)..............     Managing Director                   --
Christophe LeBlanc (Avenue of the Americas).........     Managing Director                   --
Meriwether F. Lewis, Jr. (Avenue of the Americas)...     Managing Director                   --
Jan B. Lochtenberg (Avenue of the Americas).........     Managing Director                   --
David M. Malcolm (Avenue of the Americas)...........     Managing Director                   --
Pierre Laurent Mina (Avenue of the Americas)........     Managing Director                   --
John E. Mosler (Avenue of the Americas).............     Managing Director                   --
Christopher M. Neenan (Avenue of the Americas)......     Managing Director                   --
Rolando E. Pantoja (Avenue of the Americas).........     Managing Director                   --
Nimil Rajnikant Parekh (Avenue of the Americas).....     Managing Director                   --
Michael Penfield (Avenue of the Americas)...........     Managing Director                   --
Benedicto Santiago Perez (Avenue of the Americas)...     Managing Director                   --
Robert S. Pirie (Avenue of the Americas)............     Managing Director                   --
Marc Poirier (Avenue of the Americas)...............     Managing Director                   --
Cilluame Pollet (Avenue of the Americas)............     Managing Director                   --
Leslie M. Richardson (Avenue of the Americas).......     Managing Director                   --
Vinod Sehgal (Avenue of the Americas)...............     Managing Director                   --
Stefan Michael Selig (Avenue of the Americas).......     Managing Director                   --
Frank Jeffrey Setian (Avenue of the Americas).......     Managing Director                   --
Paul Wesley Shaum (Avenue of the Americas)..........     Managing Director                   --
James J. Stewart, Jr. (Avenue of the Americas)......     Managing Director                   --
Bradley P. Summers (Avenue of the Americas).........     Managing Director                   --
Christopher Charles Thompson (Avenue of the
  Americas).........................................     Managing Director                   --
Scot K. Vorse (Avenue of the Americas)..............     Managing Director                   --
James Michael Walsh (Avenue of the Americas)........     Managing Director                   --
Barry W. Wood (Avenue of the Americas)..............     Managing Director                   --
Bradford Carver Yates (Avenue of the Americas)......     Managing Director                   --
Richard B. Amoils (Avenue of the Americas)..........          Director                       --
David J. Atkinson (Avenue of the Americas)..........          Director                       --
Jean Marie Barreau (Avenue of the Americas).........          Director                       --
Larry Allen Bowman (Avenue of the Americas).........          Director                       --
Jeff Charne (Avenue of the Americas)................          Director                       --
Mary Chen (Avenue of the Americas)..................          Director                       --
Jean-Louis Daniel Chicha (Avenue of the Americas)...          Director                       --
John William Churchill (Avenue of the Americas).....          Director                       --
James Joseph Connelly (Avenue of the Americas)......          Director                       --
Richard W. Crannell, Jr. (Avenue of the Americas)...          Director                       --
Robert H. Despirito (Avenue of the Americas)........          Director                       --
Martin J. Finan (Avenue of the Americas)............          Director                       --
Thomas G. Fischetti (Avenue of the Americas)........          Director                       --
Katharine Hazard Flynn (Avenue of the Americas).....          Director                       --
William Court Frauen (Avenue of the Americas).......          Director                       --
Michael Gelblat (Avenue of the Americas)............          Director                       --
John Michael Geremia (Avenue of the Americas).......          Director                       --
David Getzler (Avenue of the Americas)..............          Director                       --
Geoffrey Alexander Gimber (Avenue of the
  Americas).........................................          Director                       --
Stuart Victor Goldberg (Avenue of the Americas).....          Director                       --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Adam Harold Goodfriend (Avenue of the Americas).....          Director                       --
Charles Gushee (Avenue of the Americas).............          Director                       --
Justin A. E. Hall-Tipping (Avenue of the
  Americas).........................................          Director                       --
Michael Han (Avenue of the Americas)................          Director                       --
Munir Hasan (Avenue of the Americas)................          Director                       --
Richard Hunter Haywood, Jr. (Avenue of the
  Americas).........................................          Director                       --
Edward Nelson Heumann (Avenue of the Americas)......          Director                       --
Glori Holzman (Avenue of the Americas)..............          Director                       --
Duncan Charles Hunter (Avenue of the Americas)......          Director                       --
McLloyd K. Jensen (Avenue of the Americas)..........          Director                       --
Steve Keddell (Avenue of the Americas)..............          Director                       --
Christopher Owen Kelly (Avenue of the Americas).....          Director                       --
Philippe Kerdoncuff (Avenue of the Americas)........          Director                       --
M. Robin Krasny (Avenue of the Americas)............          Director                       --
Philippe Marie L'Equilbec (Avenue of the
  Americas).........................................          Director                       --
Robert J. Lambert (Avenue of the Americas)..........          Director                       --
Edward Anthony LaScala (Avenue of the Americas).....          Director                       --
Meredith Ress Levy (Avenue of the Americas).........          Director                       --
Jose Maria Linares-Perou (Avenue of the Americas)...          Director                       --
Catherine Andree Loiseau (Avenue of the Americas)...          Director                       --
May Mallouh (Avenue of the Americas)................          Director                       --
Richard S. Margolin (Avenue of the Americas)........          Director                       --
Charles E. Mather IV (Avenue of the Americas).......          Director                       --
John T. Maxwell, Jr. (Avenue of the Americas).......          Director                       --
Patrick Joseph Memmi (Avenue of the Americas).......          Director                       --
Richard M. Messina (Avenue of the Americas).........          Director                       --
Paul Meyer (Avenue of the Americas).................          Director                       --
Daniel Patrick Molloy (Avenue of the Americas)......          Director                       --
John Monck (Avenue of the Americas).................          Director                       --
John Anthony Montgomery, Jr. (Avenue of the
  Americas).........................................          Director                       --
Thomas Moyna (Avenue of the Americas)...............          Director                       --
Sonia M. Nieves (Avenue of the Americas)............          Director                       --
Cheng-Choo Celicia Ong (Avenue of the Americas).....          Director                       --
Avi Robert Oster (Avenue of the Americas)...........          Director                       --
Howard Chin Ho Park (Avenue of the Americas)........          Director                       --
Scott W. Phillips (Avenue of the Americas)..........          Director                       --
Theodore James Podest (Avenue of the Americas)......          Director                       --
Victor F. Pottow (Avenue of the Americas)...........          Director                       --
Graham A. Powis (Avenue of the Americas)............          Director                       --
Ronald C. Ratcliffe (Avenue of the Americas)........          Director                       --
Powell Robinson III (Avenue of the Americas)........          Director                       --
Benoit Ruaudel (Avenue of the Americas).............          Director                       --
Pekka J. Salo (Avenue of the Americas)..............          Director                       --
John F. Santoro (Avenue of the Americas)............          Director                       --
Peter Saulnier (Avenue of the Americas).............          Director                       --
Andrew John Schoenfeld (Avenue of the Americas).....          Director                       --
Elan Adiel Schultz (Avenue of the Americas).........          Director                       --
Frederick Wright Searby (Avenue of the Americas)....          Director                       --
Mark Fletcher Secrest (Avenue of the Americas)......          Director                       --
Paul M. Solomon (Avenue of the Americas)............          Director                       --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
John Stack (Avenue of the Americas).................          Director                       --
Anthony B. Swanwick (Avenue of the Americas)........          Director                       --
Dimitri Serrano Villard (Avenue of the Americas)....          Director                       --
Yan Ian Wang (Avenue of the Americas)...............          Director                       --
David P. Wells (Avenue of the Americas).............          Director                       --
Matthew C. Zolin (Avenue of the Americas)...........          Director                       --
Michael P. Ahrens (Avenue of the Americas)..........       Vice President                    --
Ian Allport (Avenue of the Americas)................       Vice President                    --
Gerardo E. Ancalmo (Avenue of the Americas).........       Vice President                    --
David French Apple III (Avenue of the Americas).....       Vice President                    --
Julia M. Arnold (Avenue of the Americas)............       Vice President                    --
Antoine Oliver Auboyneau (Avenue of the Americas)...       Vice President                    --
Jennifer Ann Banks (Avenue of the Americas).........       Vice President                    --
John Bianco (Avenue of the Americas)................       Vice President                    --
Martino Boffa (Avenue of the Americas)..............       Vice President                    --
Andrew Clark Brummer (Avenue of the Americas).......       Vice President                    --
Gerald Scott Cantini (Avenue of the Americas).......       Vice President                    --
Timothy John Carey (Avenue of the Americas).........       Vice President                    --
Robert Chao (Avenue of the Americas)................       Vice President                    --
Rajshekar Chatterjea (Avenue of the Americas).......       Vice President                    --
Dennis J. Ciocon (Avenue of the Americas)...........       Vice President                    --
Stephen M. Clifford (Avenue of the Americas)........       Vice President                    --
D. K. Cockrell II (Avenue of the Americas)..........       Vice President                    --
Charles S. Coffman (Avenue of the Americas).........       Vice President                    --
Ross M. Cohen (Avenue of the Americas)..............       Vice President                    --
Arthur G. Condodina (Avenue of the Americas)........       Vice President                    --
Yolanda Cristina Courtines (Avenue of the
  Americas).........................................       Vice President                    --
Suzanna Lucy D'Oyly (Avenue of the Americas)........       Vice President                    --
Walter J. DeCanio, Jr. (Avenue of the Americas).....       Vice President                    --
Gerard C. Dentinger (Avenue of the Americas)........       Vice President                    --
Arnaud Marc DeSombre (Avenue of the Americas).......       Vice President                    --
Chin-Eav Eap (Avenue of the Americas)...............       Vice President                    --
Sarah Z. Emamy (Avenue of the Americas).............       Vice President                    --
John Enderle (Avenue of the Americas)...............       Vice President                    --
Nathan Engelhard (Avenue of the Americas)...........       Vice President                    --
Stephen Joseph Fantozzi (Avenue of the Americas)....       Vice President                    --
Brian Lawrence Feit (Avenue of the Americas)........       Vice President                    --
Daniel Fields (Avenue of the Americas)..............       Vice President                    --
Robert Florio (Avenue of the Americas)..............       Vice President                    --
Thomas Edward Fox (Avenue of the Americas)..........       Vice President                    --
Gordes Frobenius (Avenue of the Americas)...........       Vice President                    --
Jose Manuel Garcia (Avenue of the Americas).........       Vice President                    --
Steven Bennett Goode (Avenue of the Americas).......       Vice President                    --
Michael Troy Grendi (Avenue of the Americas)........       Vice President                    --
Edward J. Grimm (Avenue of the Americas)............       Vice President                    --
Michael J. Grippo (Avenue of the Americas)..........       Vice President                    --
Jose L. Gutierrez (Avenue of the Americas)..........       Vice President                    --
Christopher Hagstrom (Avenue of the Americas).......       Vice President                    --
Sheikh U. Hameed (Avenue of the Americas)...........       Vice President                    --
Markus Sebastian Hansen (Avenue of the Americas)....       Vice President                    --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Glenn Randal Harris (Avenue of the Americas)........       Vice President                    --
Robert Paul Hinchcliffe (Avenue of the Americas)....       Vice President                    --
James Christopher Hopkins (Avenue of the
  Americas).........................................       Vice President                    --
Mark Edmond Jackson (Avenue of the Americas)........       Vice President                    --
Richard D. Jacobson (Avenue of the Americas)........       Vice President                    --
Kenton Leroy Jernigan (Avenue of the Americas)......       Vice President                    --
Andrew Kennedy Joseph Pernambuco (Avenue of the
  Americas).........................................       Vice President                    --
Patricia Jouan (Avenue of the Americas).............       Vice President                    --
Vanessa Kefaifi (Avenue of the Americas)............       Vice President                    --
Ali Kettani (Avenue of the Americas)................       Vice President                    --
Geraldine Nicole Kilgore (Avenue of the Americas)...       Vice President                    --
Beomsu Kim (Avenue of the Americas).................       Vice President                    --
Michael Sangkook Kim (Avenue of the Americas).......       Vice President                    --
Elizabeth Anne Kullman (Avenue of the Americas).....       Vice President                    --
Hiroki Michael Kurita (Avenue of the Americas)......       Vice President                    --
Kenneth Lampert (Avenue of the Americas)............       Vice President                    --
Linda Langley (Avenue of the Americas)..............       Vice President                    --
Steven A. Levy (Avenue of the Americas).............       Vice President                    --
Keke Li (Avenue of the Americas)....................       Vice President                    --
Norval Vincent Loftus II (Avenue of the Americas)...       Vice President                    --
Lester Samuel Long (Avenue of the Americas).........       Vice President                    --
James Joseph Lyons III (Avenue of the Americas).....       Vice President                    --
John Madden (Avenue of the Americas)................       Vice President                    --
Iris C. Mak (Avenue of the Americas)................       Vice President                    --
John Joseph Mandy, Jr. (Avenue of the Americas).....       Vice President                    --
Vincent Stanley Marchewka (Avenue of the
  Americas).........................................       Vice President                    --
Joseph Marino (Avenue of the Americas)..............       Vice President                    --
Peter Joseph Marquis (Avenue of the Americas).......       Vice President                    --
Robert Marx (Avenue of the Americas)................       Vice President                    --
Gregory Vincent Matthews (Avenue of the Americas)...       Vice President                    --
James V. McCloskey (Avenue of the Americas).........       Vice President                    --
Sean McNulty (Avenue of the Americas)...............       Vice President                    --
Sharyanne Joy McSwain (Avenue of the Americas)......       Vice President                    --
Michelle Sybil Melendez (Avenue of the Americas)....       Vice President                    --
Luis E. Mendoza (Avenue of the Americas)............       Vice President                    --
Xavier Mimaud (Avenue of the Americas)..............       Vice President                    --
Louis William Mitchell (Avenue of the Americas).....       Vice President                    --
John P. Mueller (Avenue of the Americas)............       Vice President                    --
Terek Nakhla (Avenue of the Americas)...............       Vice President                    --
Harlan Nebenhaus (Avenue of the Americas)...........       Vice President                    --
Edwin S. Olsen (Avenue of the Americas).............       Vice President              Vice President
John H. Padwater (Avenue of the Americas)...........       Vice President                    --
David Andrew Philbin (Avenue of the Americas).......       Vice President                    --
Steven J. Pischel (Avenue of the Americas)..........       Vice President                    --
Efstathia Pylarinou (Avenue of the Americas)........       Vice President                    --
David Paul Ricciardi (Avenue of the Americas).......       Vice President                    --
Daniel Joseph Roche (Avenue of the Americas)........       Vice President                    --
JonPaul Rorech (Avenue of the Americas).............       Vice President                    --
Samuel Alexander Rosenberg (Avenue of the
  Americas).........................................       Vice President                    --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Patrick A. Russo (Avenue of the Americas)...........       Vice President                    --
Vera Mihailova Sevrouk (Avenue of the Americas).....       Vice President                    --
Gregory Daniel Shinnick (Avenue of the Americas)....       Vice President                    --
Mansoor Siddiqui (Avenue of the Americas)...........       Vice President                    --
Erica D. Skala (Avenue of the Americas).............       Vice President                    --
Robert James Smock (Avenue of the Americas).........       Vice President                    --
John A. Spettell (Avenue of the Americas)...........       Vice President                    --
Christopher Stala (Avenue of the Americas)..........       Vice President                    --
Nathalie Trexier (Avenue of the Americas)...........       Vice President                    --
Richard Tramutola (Avenue of the Americas)..........       Vice President                    --
Alexander Turkenich (Avenue of the Americas)........       Vice President                    --
Ruth Anne Upton (Avenue of the Americas)............       Vice President                    --
Robert W. Vandervalk (Avenue of the Americas).......       Vice President                    --
Ralph D. Varriale (Avenue of the Americas)..........       Vice President                    --
Carmine A. Venezia (Avenue of the Americas).........       Vice President                    --
Nicholas Viscuglia (Avenue of the Americas).........       Vice President                    --
Paul Weimer (Avenue of the Americas)................       Vice President                    --
Michael Weir (Avenue of the Americas)...............       Vice President                    --
Rony Ben Weissman (Avenue of the Americas)..........       Vice President                    --
Christopher J. Wood (Avenue of the Americas)........       Vice President                    --
Martin B. Yallop (Avenue of the Americas)...........       Vice President                    --
Mary Ching Yu (Avenue of the Americas)..............       Vice President                    --
Michael J. Zilik (Avenue of the Americas)...........       Vice President                    --
Robert D. Clore (Albany)............................          Director                       --
Norbert A. Considine (Albany).......................          Director                       --
Francis H. Trombly (Albany).........................     Managing Director                   --
George C. Danes (Albany)............................       Vice President                    --
Alan V. Iselin (Albany).............................       Vice President                    --
Edwin S. Myers (Albany).............................       Vice President                    --
Kenneth Nirenberg (Albany)..........................       Vice President                    --
Brian A. Woodland (Albany)..........................       Vice President                    --
Susan Ahern-Wiercinsk (Boston)......................          Director                       --
Amy L. Burns (Boston)...............................          Director                       --
Thomas M. Chilton (Boston)..........................          Director                       --
Michael B. Donohue (Boston).........................          Director                       --
Jamie Fagan (Boston)................................          Director                       --
John T. Fitzsimons (Boston).........................          Director                       --
Thomas E. Caffney (Boston)..........................          Director                       --
Herbert H. Gross (Boston)...........................          Director                       --
Robert W. Kilcoyne (Boston).........................          Director                       --
Neal F. Maclean (Boston)............................          Director                       --
Robert F. Miller (Boston)...........................          Director                       --
Roy F. Northrop (Boston)............................          Director                       --
John J. O'Connor (Boston)...........................          Director                       --
Ian C. Sanderson (Boston)...........................          Director                       --
Dale A. Spencer (Boston)............................          Director                       --
William D. Vanech (Boston)..........................          Director                       --
Richard A. Altschuler (Boston)......................     Managing Director                   --
Alice C. Avanian (Boston)...........................     Managing Director                   --
Andrew Caulfi Brosseau (Boston).....................     Managing Director                   --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Richard Chu (Boston)................................     Managing Director                   --
John C. Donahue (Boston)............................     Managing Director                   --
Guy E. Heald (Boston)...............................     Managing Director                   --
William F. Herbert (Boston).........................     Managing Director                   --
James C. Kedersha (Boston)..........................     Managing Director                   --
Edmund E. Kroll (Boston)............................     Managing Director                   --
Joseph A. Majike (Boston)...........................     Managing Director                   --
Malcolm G. McDonald (Boston)........................     Managing Director                   --
Michael G. Mullen (Boston)..........................     Managing Director                   --
Michael J. Neuberger (Boston).......................     Managing Director                   --
Susan M. Passoni (Boston)...........................     Managing Director                   --
Drew D. Peck (Boston)...............................     Managing Director                   --
Stephen Reilly (Boston).............................     Managing Director                   --
Henrik Rhenman (Boston).............................     Managing Director                   --
Stephen M. Scala (Boston)...........................     Managing Director                   --
Hugh T. Shytle (Boston).............................     Managing Director                   --
Arthur J. Stavaridis (Boston).......................     Managing Director                   --
Christopher T. Stix (Boston)........................     Managing Director                   --
Robert W. Stone (Boston)............................     Managing Director                   --
Satish K. Tyagi (Boston)............................     Managing Director                   --
Hans C. Vitzthum (Boston)...........................     Managing Director                   --
Cai Vonrumohr (Boston)..............................     Managing Director                   --
James P. Ward (Boston)..............................     Managing Director                   --
Stephen Weber (Boston)..............................     Managing Director                   --
Raymond Moran (Boston)..............................   Sr. Managing Director                 --
Richard E. Byrd (Boston)............................       Vice President                    --
Ronald R. Desbois (Boston)..........................       Vice President                    --
Donna L. Dion (Boston)..............................       Vice President                    --
Brian K. Dolliver (Boston)..........................       Vice President                    --
Warren M. Dowd (Boston).............................       Vice President                    --
William F. Durkin (Boston)..........................       Vice President                    --
William A. Essley (Boston)..........................       Vice President                    --
Henry B. Gill (Boston)..............................       Vice President                    --
Chandler R. Grinnell (Boston).......................       Vice President                    --
Camille E. Humphries (Boston).......................       Vice President                    --
Eric A. Laub (Boston)...............................       Vice President                    --
Melinda A. Mann (Boston)............................       Vice President                    --
John R. Mitchell (Boston)...........................       Vice President                    --
George J. Mutrie (Boston)...........................       Vice President                    --
James O'Hare (Boston)...............................       Vice President                    --
Ralph Reilly (Boston)...............................       Vice President                    --
Robert T. Schwartz (Boston).........................       Vice President                    --
Rau K. Seth (Boston)................................       Vice President                    --
Robert C. Swanson (Boston)..........................       Vice President                    --
Rehan A. Syed (Boston)..............................       Vice President                    --
Arthur D. Traub (Boston)............................       Vice President                    --
Wojciech Uzdelewicz (Boston)........................       Vice President                    --
Steven B. Worth (Boston)............................       Vice President                    --
Stephen Y. Yamane (Boston)..........................       Vice President                    --
Lesli L. Babbs (Chicago)............................          Director                       --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Raymond P. Dempsey (Chicago)........................          Director                       --
Stuart L. Marcus (Chicago)..........................          Director                       --
William H. Metz (Chicago)...........................          Director                       --
James P. Meyer (Chicago)............................          Director                       --
Bernard B. Neuman (Chicago).........................          Director                       --
Thomas J. Parkins (Chicago).........................          Director                       --
Kurt B. Karmin (Chicago)............................     Managing Director                   --
Franklyn B. Theis (Chicago).........................     Managing Director                   --
Jay Brahin (Chicago)................................       Vice President                    --
Thomas A. Cantwell (Chicago)........................       Vice President                    --
Michael P. Dry (Chicago)............................       Vice President                    --
Phillip Falk (Chicago)..............................       Vice President                    --
Stanley M. Freehling (Chicago)......................       Vice President                    --
Michael S. Gordon (Chicago).........................       Vice President                    --
Philip J. Karmin (Chicago)..........................       Vice President                    --
John M. Leonard (Chicago)...........................       Vice President                    --
Patti R. Levin (Chicago)............................       Vice President                    --
Robert J. Mison (Chicago)...........................       Vice President                    --
Phillip R. Peterson (Chicago).......................       Vice President                    --
Scott M. Weiss (Chicago)............................       Vice President                    --
James G. Zastrow (Chicago)..........................       Vice President                    --
Frank A. Cercone (Cleveland)........................          Director                       --
Allen W. Gerard (Cleveland).........................          Director                       --
William M. Gerard (Cleveland).......................          Director                       --
John V. Goodman (Cleveland).........................          Director                       --
Frank D. Gruttadauria (Cleveland)...................     Managing Director                   --
Bennett Adler (Cleveland)...........................       Vice President                    --
Kim Almendinger (Cleveland).........................       Vice President                    --
Timothy C. Hayes (Cleveland)........................       Vice President                    --
Louis B. Korosec (Cleveland)........................       Vice President                    --
Dennis M. Marin (Cleveland).........................       Vice President                    --
David A. Tissue (Cleveland).........................       Vice President                    --
Laszlo B. Torzsok (Cleveland).......................       Vice President                    --
Thomas Watterson (Cleveland)........................       Vice President                    --
Ralph P. Hamberg (Dayton)...........................          Director                       --
William McCormick (Dayton)..........................     Managing Director                   --
Bernard Rabinowitz (Dayton).........................     Managing Director                   --
Timothy J. Brown (Dayton)...........................       Vice President                    --
Nicholas G. Michael (Dayton)........................       Vice President                    --
W. Robert Waltersheide (Dayton).....................       Vice President                    --
Carl V. Whitener (Dayton)...........................       Vice President                    --
Joseph Cohen (Fifth Avenue).........................      Chairman and CEO                   --
Eratch Samuel Arukian (Financial Square)............          Director                       --
Kevin A. Augustus (Financial Square)................          Director                       --
Vincent A. Aversano (Financial Square)..............          Director                       --
James G. Ballentyne (Financial Square)..............          Director                       --
John S. Barker (Financial Square)...................          Director                       --
John P. Barton (Financial Square)...................          Director                       --
Rodd M. Baxter (Financial Square)...................          Director                       --
Robert Beach (Financial Square).....................          Director                       --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Peter C. Beh (Financial Square).....................          Director                       --
Bradley T. Berk (Financial Square)..................          Director                       --
Alan S. Bernstein (Financial Square)................          Director                       --
Robert B. Bull (Financial Square)...................          Director                       --
Peter Byer (Financial Square).......................          Director                       --
Edward J. Byrne (Financial Square)..................          Director                       --
Anthony C. Cacioppo (Financial Square)..............          Director                       --
Frank A. Calcutta (Financial Square)................          Director                       --
Robert Caruso (Financial Square)....................          Director                       --
Valentine J. Cassotta (Financial Square)............          Director                       --
David A. Chilvers (Financial Square)................          Director                       --
Michael H. Cohen (Financial Square).................          Director                       --
Thomas K. Conner (Financial Square).................          Director                       --
William J. Cutrone (Financial Square)...............          Director                       --
Angelo Degaeta (Financial Square)...................          Director                       --
Matthew J. Duemesi (Financial Square)...............          Director                       --
Paul Elliott (Financial Square).....................          Director                       --
John P. Farrell (Financial Square)..................          Director                       --
Laurence T. Fell (Financial Square).................          Director                       --
John Ferri (Financial Square).......................          Director                       --
Brian J. Finn (Financial Square)....................          Director                       --
Daniel R. Fitzpatrick (Financial Square)............          Director                       --
Jeffrey E. Fox (Financial Square)...................          Director                       --
Timothy J. Gianfreda (Financial Square).............          Director                       --
Annette C. Grimaldi (Financial Square)..............          Director                       --
Ted Gutierrez (Financial Square)....................          Director                       --
Thomas E. Heinz (Financial Square)..................          Director                       --
Paul D. Houk (Financial Square).....................          Director                       --
Neil A. Hyman (Financial Square)....................          Director                       --
Gordon G. Ifill (Financial Square)..................          Director                       --
Diane E. Jaffee (Financial Square)..................          Director                       --
Daniel S. Johnson (Financial Square)................          Director                       --
Kevin M. Killian (Financial Square).................          Director                       --
Leslie Kirkpatrick (Financial Square)...............          Director                       --
Alan E. Koepplin (Financial Square).................          Director                       --
Alexander P. Krasutsky (Financial Square)...........          Director                       --
David C. Laub (Financial Square)....................          Director                       --
Todd V. Leone (Financial Square)....................          Director                       --
Edward H. Levin (Financial Square)..................          Director                       --
David R. MacFarlane (Financial Square)..............          Director                       --
James Maheras (Financial Square)....................          Director                       --
Robert M. Manning (Financial Square)................          Director                       --
Eric C. Martin (Financial Square)...................          Director                       --
Alistair C. McDougall (Financial Square)............          Director                       --
Michael McGorry (Financial Square)..................          Director                       --
Cale W. Moser (Financial Square)....................          Director                       --
Julie L. Neumann (Financial Square).................          Director                       --
Michele Nowak (Financial Square)....................          Director                       --
Robert Anthon O'Connor (Financial Square)...........          Director                       --
Thomas J. Papa (Financial Square)...................          Director                       --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Jorge Pedreira (Financial Square)...................          Director                       --
James K. Pryor (Financial Square)...................          Director                       --
Clifford Rand (Financial Square)....................          Director                       --
John Ratkoski (Financial Square)....................          Director                       --
Alexander C. Reamer (Financial Square)..............          Director                       --
Fady Rizk (Financial Square)........................          Director                       --
Russel D. Rogers (Financial Square).................          Director                       --
Ronald J. Russell (Financial Square)................          Director                       --
William M. Ryan (Financial Square)..................          Director                       --
Carlos R. Salmon (Financial Square).................          Director                       --
Linda M. Shields (Financial Square).................          Director                       --
James R. Simmons (Financial Square).................          Director                       --
Dean G. Stamos (Financial Square)...................          Director                       --
Mark R. Stanton (Financial Square)..................          Director                       --
Terrance M. Stephenson (Financial Square)...........          Director                       --
Andrew G. Stillman (Financial Square)...............          Director                       --
Andrew J. Turchin (Financial Square)................          Director                       --
Laurence D. Udell (Financial Square)................          Director                       --
Angelo R. Vasiento (Financial Square)...............          Director                       --
Edward M. Vetri (Financial Square)..................          Director                       --
John J. Walsh (Financial Square)....................          Director                       --
Robert M. Greenberger (Financial Square)............      Director of Tax                    --
Mir S. Ali (Financial Square).......................     Managing Director                   --
Anthony J. Aliberti (Financial Square)..............     Managing Director                   --
Domingo Alonso (Financial Square)...................     Managing Director                   --
Joseph A. Augustine (Financial Square)..............     Managing Director                   --
William A. Belfiore (Financial Square)..............     Managing Director                   --
Robert Benjamin Jr. (Financial Square)..............     Managing Director                   --
Anthony Bergamaschi (Financial Square)..............     Managing Director                   --
Christopher A. Beyer (Financial Square).............     Managing Director                   --
Benedict E. Capaldi (Financial Square)..............     Managing Director                   --
Hanjin M. Chung (Financial Square)..................     Managing Director                   --
William Church (Financial Square)...................     Managing Director                   --
Peter E. Cohen (Financial Square)...................     Managing Director                   --
Phil Conti (Financial Square).......................     Managing Director                   --
Arthur Cowen (Financial Square).....................     Managing Director                   --
Beth Dorfman (Financial Square).....................     Managing Director                   --
John P. Dunphy (Financial Square)...................     Managing Director                   --
Richard B. Frackman (Financial Square)..............     Managing Director                   --
Edwin H. Gordon (Financial Square)..................     Managing Director                   --
Jeremiah J. Harrington (Financial Square)...........     Managing Director                   --
Edward Herbst (Financial Square)....................     Managing Director                   --
James M. Hesburgh (Financial Square)................     Managing Director                   --
Gary J. Kaminsky (Financial Square).................     Managing Director                   --
Gerald Kaminsky (Financial Square)..................     Managing Director                   --
Jeffrey B. Kiley (Financial Square).................     Managing Director                   --
Catherine M. Klema (Financial Square)...............     Managing Director                   --
Stuart S. Lovejoy (Financial Square)................     Managing Director                   --
Stephen Malfitano (Financial Square)................     Managing Director                   --
Joseph M. Marinaro (Financial Square)...............     Managing Director                   --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Paul C. Marsh (Financial Square)....................     Managing Director                   --
William Matthews (Financial Square).................     Managing Director                   --
James K. McGowan (Financial Square).................     Managing Director                   --
Carl A. Merz (Financial Square).....................     Managing Director                   --
Donald F. Novell (Financial Square).................     Managing Director                   --
Creighton H. Peet (Financial Square)................     Managing Director                   --
John Polanin (Financial Square).....................     Managing Director                   --
Charles J. Pradilla (Financial Square)..............     Managing Director                   --
Paul S. Raniolo (Financial Square)..................     Managing Director                   --
James B. Raphalian (Financial Square)...............     Managing Director                   --
William Rechter (Financial Square)..................     Managing Director                   --
Richard L. Rugani (Financial Square)................     Managing Director                   --
Thomas R. Schwartz (Financial Square)...............     Managing Director                   --
Kenneth M. Sheinberg (Financial Square).............     Managing Director                   --
Alan L. Streeter (Financial Square).................     Managing Director                   --
Richard S. Striefler (Financial Square).............     Managing Director                   --
Timothy J. Walsh (Financial Square).................     Managing Director                   --
Stephanie S. Young (Financial Square)...............     Managing Director                   --
Jonathen H. Zauderer (Financial Square).............     Managing Director                   --
Charles T. Peterson (Financial Square)..............  Managing Director -- CFO               --
David R. Sarns (Financial Square)...................  Managing Director & CAO                --
Sanjiv L. Agashe (Financial Square).................       Vice President                    --
Duane R. Aliah (Financial Square)...................       Vice President                    --
Robert W. Aloisi (Financial Square).................       Vice President                    --
Charles V. Baltic (Financial Square)................       Vice President                    --
Rebecca L. Barker (Financial Square)................       Vice President                    --
Hugh Bellingreri (Financial Square).................       Vice President                    --
Roberta Bernardi (Financial Square).................       Vice President                    --
Gregory J. Boettle (Financial Square)...............       Vice President                    --
William J. Bonde (Financial Square).................       Vice President                    --
Peter M. Borzi (Financial Square)...................       Vice President                    --
Chester C. Burley (Financial Square)................       Vice President                    --
Christopher E. Burt (Financial Square)..............       Vice President                    --
Sam N. Bushrui (Financial Square)...................       Vice President                    --
William D. Byrne (Financial Square).................       Vice President                    --
Michael S. Cannizzaro (Financial Square)............       Vice President                    --
William A. Cantor (Financial Square)................       Vice President                    --
Harold E. Chaize (Financial Square).................       Vice President                    --
Michael J. Chell (Financial Square).................       Vice President                    --
Hong Y. Cheng (Financial Square)....................       Vice President                    --
Lorie M. Clarke (Financial Square)..................       Vice President                    --
Edgard E. Coen (Financial Square)...................       Vice President                    --
Perry Cooper (Financial Square).....................       Vice President                    --
Philip P. Cushman (Financial Square)................       Vice President                    --
Joseph P. Cusumano (Financial Square)...............       Vice President                    --
Russ M. Davidson (Financial Square).................       Vice President                    --
Scott S. Davis (Financial Square)...................       Vice President                    --
Stephen J. Davis (Financial Square).................       Vice President                    --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
John M. Delbalso (Financial Square).................       Vice President                    --
James Denning (Financial Square)....................       Vice President                    --
Alfonso R. Depippo (Financial Square)...............       Vice President                    --
Mary J. Digeronimo (Financial Square)...............       Vice President                    --
Brendan M. Dooley (Financial Square)................       Vice President                    --
Patrick S. Dote (Financial Square)..................       Vice President                    --
Raymond Dowling (Financial Square)..................       Vice President                    --
Bebe Doyle (Financial Square).......................       Vice President                    --
Deborah A. Drachman (Financial Square)..............       Vice President                    --
Karen C. Duffy (Financial Square)...................       Vice President                    --
Thomas B. Evans (Financial Square)..................       Vice President                    --
Frank A. Fanelli (Financial Square).................       Vice President                    --
Gary Farber (Financial Square)......................       Vice President                    --
Michael E. Ferraro (Financial Square)...............       Vice President                    --
Leonard Finkelstein (Financial Square)..............       Vice President                    --
Stephen L. Fochtman (Financial Square)..............       Vice President                    --
William J. Follis (Financial Square)................       Vice President                    --
Vincent J. Formato (Financial Square)...............       Vice President                    --
Vincent C. Fulco (Financial Square).................       Vice President                    --
Michael Galante (Financial Square)..................       Vice President                    --
John P. Gantly (Financial Square)...................       Vice President                    --
Anthony R. Giardina (Financial Square)..............       Vice President                    --
Steven J. Gracyalny (Financial Square)..............       Vice President                    --
Arthur N. Gravanis (Financial Square)...............       Vice President                    --
Steven E. Grunblatt (Financial Square)..............       Vice President                    --
Perry A. Guarracino (Financial Square)..............       Vice President                    --
Barbara Ann Heuwetter (Financial Square)............       Vice President                    --
Daniel Hufnagel (Financial Square)..................       Vice President                    --
Thomas L. Hyde (Financial Square)...................       Vice President                    --
Gregg T. Iezza (Financial Square)...................       Vice President                    --
Janet D. Johns (Financial Square)...................       Vice President                    --
Richard C. Jordan (Financial Square)................       Vice President                    --
Pack A. Knowles (Financial Square)..................       Vice President                    --
Matthew Lambert (Financial Square)..................       Vice President                    --
Joseph H. Langley (Financial Square)................       Vice President                    --
Jason A. Lanzetta (Financial Square)................       Vice President                    --
Linda J. Laub (Financial Square)....................       Vice President                    --
Richard D. Lynch (Financial Square).................       Vice President                    --
Kaz W. Madry (Financial Square).....................       Vice President                    --
John Makris (Financial Square)......................       Vice President                    --
Thomas Manetta (Financial Square)...................       Vice President                    --
Maurice M. Marcott (Financial Square)...............       Vice President                    --
Delia M. Marshall (Financial Square)................       Vice President                    --
Sean M. McAuley (Financial Square)..................       Vice President                    --
Thomas J. McKay (Financial Square)..................       Vice President                    --
Robert Minion, Jr. (Financial Square)...............       Vice President                    --
Paul N. Mitsakos (Financial Square).................       Vice President                    --
Edward P. Moore (Financial Square)..................       Vice President                    --
John P. Mottes (Financial Square)...................       Vice President                    --
Daniel J. Murphy (Financial Square).................       Vice President                    --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Jeanne Muscarella (Financial Square)................       Vice President                    --
Robert H. Neumann (Financial Square)................       Vice President                    --
Marjorie M. Newell (Financial Square)...............       Vice President                    --
James J. Oliver (Financial Square)..................       Vice President                    --
Augustine J. Ortiz (Financial Square)...............       Vice President                    --
Saverio J. Palazzolo (Financial Square).............       Vice President                    --
Vincent A. Palmese (Financial Square)...............       Vice President                    --
Marylou Panza (Financial Square)....................       Vice President                    --
Vincent W. Porcelli (Financial Square)..............       Vice President                    --
Kevin J. Pryor (Financial Square)...................       Vice President                    --
Luis A. Rangel (Financial Square)...................       Vice President                    --
Gerard Rasulo (Financial Square)....................       Vice President                    --
Scott E. Reamer (Financial Square)..................       Vice President                    --
Joseph J. Rice (Financial Square)...................       Vice President                    --
Mark E. Robinson (Financial Square).................       Vice President                    --
Alvin Rodolfo (Financial Square)....................       Vice President                    --
Robert J. Romano (Financial Square).................       Vice President                    --
William J. Romer (Financial Square).................       Vice President                    --
Ranana S. Rosoff (Financial Square).................       Vice President                    --
William Ryan (Financial Square).....................       Vice President                    --
Peter D. Saganski (Financial Square)................       Vice President                    --
Irwood Schlackman (Financial Square)................       Vice President                    --
Eric T. Schmidt (Financial Square)..................       Vice President                    --
Peter J. Schmole (Financial Square).................       Vice President                    --
David B. Seaburg (Financial Square).................       Vice President                    --
Doran T. Seaquist (Financial Square)................       Vice President                    --
Gary J. Semeraro (Financial Square).................       Vice President                    --
Daniel I. Small (Financial Square)..................       Vice President                    --
Raymond K. Smith (Financial Square).................       Vice President                    --
Jonathan Sopher (Financial Square)..................       Vice President                    --
John J. Sperring (Financial Square).................       Vice President                    --
Eugenie M. Sullivan (Financial Square)..............       Vice President                    --
Gary E. Taelman (Financial Square)..................       Vice President                    --
Deborah E. Virella (Financial Square)...............       Vice President                    --
Kenneth R. Ward (Financial Square)..................       Vice President                    --
Peter Webb (Financial Square).......................       Vice President                    --
David J. Weinstein (Financial Square)...............       Vice President                    --
John Wolf (Financial Square)........................       Vice President                    --
Louis K. Yung (Financial Square)....................       Vice President                    --
Howard N. Schrage (Financial Square)................      Vice President/                    --
                                                            Sales Trader
Gerri L. Seigel (Financial Square)..................  VP Assist. General Counsel             --
Robert Baker, Sr. (Houston).........................          Director                       --
David Beveridge (Houston)...........................          Director                       --
James Kearney (Houston).............................          Director                       --
David C. Morris (Houston)...........................          Director                       --
Richard J. Roeder (Houston).........................          Director                       --
Roger G. Stotler (Houston)..........................          Director                       --
Robert Baker, Jr. (Houston).........................       Vice President                    --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
James T. Bennett (Houston)..........................       Vice President                    --
John W. Gilbert (Houston)...........................       Vice President                    --
Harry P. Gould (Houston)............................       Vice President                    --
Joyce Z. Greenberg (Houston)........................       Vice President                    --
William Hughes (Houston)............................       Vice President                    --
Jordan R. Larimore (Houston)........................       Vice President                    --
Stanley J. Taylor (Houston).........................       Vice President                    --
Charles Wood (Houston)..............................       Vice President                    --
Samuel D. Williams (Madison Avenue).................          Director                       --
Arthur Gray, Jr. (Madison Avenue)...................     Managing Director                   --
Stephen R. Bartholow (Madison Avenue)...............       Vice President                    --
Richard B. Buckley (New Haven)......................          Director                       --
Matthew J. Donofrio (New Haven).....................          Director                       --
Robert Constant (Park Avenue).......................          Director                       --
Mitchell H. Fillet (Park Avenue)....................          Director                       --
Ronald D. Glickman (Park Avenue)....................          Director                       --
Richard J. Gusick (Park Avenue).....................          Director                       --
Raymond H. Levesque (Park Avenue)...................          Director                       --
Scott B. Livingston (Park Avenue)...................          Director                       --
Lawrence S. Loughlin (Park Avenue)..................          Director                       --
Christopher Namize (Park Avenue)....................          Director                       --
Steven P. Southworth (Park Avenue)..................          Director                       --
Alan C. Wolman (Park Avenue)........................          Director                       --
Robert S. Walterman (Park Avenue)...................    Managing Director --                 --
                                                           Branch Manager
Gregory Delmonte (Park Avenue)......................       Vice President                    --
Alan Ertel (Park Avenue)............................       Vice President                    --
Eveline R. Hunt (Park Avenue).......................       Vice President                    --
William O. Kimberly (Park Avenue)...................       Vice President                    --
Leonard C. Kline (Park Avenue)......................       Vice President                    --
Michael T. Little (Park Avenue).....................       Vice President                    --
Michael P. Maher (Park Avenue)......................       Vice President                    --
Ondine L.M. McBurney (Park Avenue)..................       Vice President                    --
Frederick Moscowitch (Park Avenue)..................       Vice President                    --
Donald N. Murray (Park Avenue)......................       Vice President                    --
Cynthia M. Nelson (Park Avenue).....................       Vice President                    --
Jeryl L. Paris (Park Avenue)........................       Vice President                    --
Alvin J. Smith (Park Avenue)........................       Vice President                    --
Ned R. Somers (Park Avenue).........................       Vice President                    --
Alfred S. Thurber (Park Avenue).....................       Vice President                    --
Harold Wegbreit (Park Avenue).......................       Vice President                    --
Howard R. Emden (Phoenix)...........................          Director                       --
Bruce A. Blockley (San Francisco)...................          Director                       --
William T. Cook (San Francisco).....................          Director                       --
George Eberle (San Francisco).......................          Director                       --
Adam N. Green (San Francisco).......................          Director                       --
Henry Lim (San Francisco)...........................          Director                       --
Timothy J. Ng (San Francisco).......................          Director                       --
Dewey L. Shepherd (San Francisco)...................          Director                       --
Duncan T. Weaver (San Francisco)....................          Director                       --

NAME AND                                              POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
PRINCIPAL BUSINESS ADDRESS                              PRINCIPAL UNDERWRITER          WITH REGISTRANT
--------------------------                            --------------------------    ---------------------
Nancy M. Crowell (San Francisco)....................     Managing Director                   --
Jeffrey P. Harmon (San Francisco)...................     Managing Director                   --
George G. Montgomery (San Francisco)................     Managing Director                   --
Jerrold B. Newman (San Francisco)...................     Managing Director                   --
Joseph P. O'Connor (San Francisco)..................     Managing Director                   --
Richard T. Pang (San Francisco).....................     Managing Director                   --
Robert D. Valdez (San Francisco)....................     Managing Director                   --
Michael J. Zolezzi (San Francisco)..................     Managing Director                   --
Patricia D. Allbee (San Francisco)..................       Vice President                    --
Sandra L. Asch (San Francisco)......................       Vice President                    --
John B. Batdorf (San Francisco).....................       Vice President                    --
Matthew G. Casey (San Francisco)....................       Vice President                    --
Alexander S. Cushner (San Francisco)................       Vice President                    --
Thomas L. Elzner (San Francisco)....................       Vice President                    --
Richard J. Hart (San Francisco).....................       Vice President                    --
Stephen W. Kurad (San Francisco)....................       Vice President                    --
Scott A. Levaggi (San Francisco)....................       Vice President                    --
Alan R. Marcum (San Francisco)......................       Vice President                    --
Veronica H. McCarthy (San Francisco)................       Vice President                    --
Mary K. McCullough (San Francisco)..................       Vice President                    --
Benjamin H. Miller (San Francisco)..................       Vice President                    --
Ann S. Shammas (San Francisco)......................       Vice President                    --
Fabio Simi (San Francisco)..........................       Vice President                    --
Timothy M. Smith (San Francisco)....................       Vice President                    --
Michael T. Staiger (San Francisco)..................       Vice President                    --


     (c) None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, 1221 Avenue of the Americas, New York, NY 10020 with the exception of certain accounts, books and other documents which are kept by the Registrant's custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, MO 64105.

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and that it will assist communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT, SOGEN VARIABLE FUNDS, INC., CERTIFIES THAT THIS POST-EFFECTIVE AMENDMENT NO. 4 TO ITS REGISTRATION STATEMENT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 4 TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF NEW YORK AND STATE OF NEW YORK, ON THE 26TH DAY OF APRIL, 1999.


                                          SOGEN VARIABLE FUNDS, INC.

                                          By:   /s/ JEAN-MARIE EVEILLARD
                                            ------------------------------------
                                             (Jean-Marie Eveillard, President)


     PURSUANT TO THE REQUIREMENTS OF THE 1933 ACT, THIS POST-EFFECTIVE AMENDMENT NO. 4 HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.



                     SIGNATURE                                     TITLE                       DATE
                     ---------                                     -----                       ----
             /s/ JEAN-MARIE EVEILLARD                President and Director (principal    April 26, 1999
---------------------------------------------------    executive officer)
              (Jean-Marie Eveillard)

               /s/ PHILIP J. BAFUNDO                 Vice President and Treasurer         April 26, 1999
---------------------------------------------------    (principal financial and
                (Philip J. Bafundo)                    accounting officer)

                         *                           Chairman of the Board                April 26, 1999
---------------------------------------------------
                 (Philippe Collas)

                         *                           Director                             April 26, 1999
---------------------------------------------------
                  (Fred J. Meyer)

                         *                           Director                             April 26, 1999
---------------------------------------------------
               (Dominique Raillard)

                         *                           Director                             April 26, 1999
---------------------------------------------------
                  (Nathan Snyder)

           *By: /s/ JEAN-MARIE EVEILLARD                                                  April 26, 1999
   ---------------------------------------------
     (Jean-Marie Eveillard, Attorney-in-Fact)

                 INDEX TO EXHIBITS

EXHIBIT                          DESCRIPTION
-------                          -----------
  (j)    -- Consent of KPMG LLP.
  (n)    -- Financial Data Schedule.